UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04338

EAGLE CAPITAL APPRECIATION FUND

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Shareholders

Semiannual Report
and Investment Performance Review for the six-month period ended April 30, 2013 (unaudited)

Eagle Capital Appreciation Fund

Eagle Growth & Income Fund

Eagle International Stock Fund

Eagle Investment Grade Bond Fund

Eagle Mid Cap Growth Fund

Eagle Mid Cap Stock Fund

Eagle Small Cap Growth Fund

Eagle Small Cap Stock Fund

Eagle Smaller Company Fund

Table of Contents

President’s Letter 1
Investment Portfolios
Eagle Capital Appreciation Fund 2
Eagle Growth & Income Fund 2
Eagle International Stock Fund 3
Eagle Investment Grade Bond Fund 5
Eagle Mid Cap Growth Fund 7
Eagle Mid Cap Stock Fund 8
Eagle Small Cap Growth Fund 10
Eagle Small Cap Stock Fund 12
Eagle Smaller Company Fund 13

Statements of Assets and Liabilities 16
Statements of Operations 18
Statements of Changes in Net Assets 20
Financial Highlights 22
Notes to Financial Statements 28
Understanding Your Ongoing Costs 39
Principal Risks 42

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President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semi-annual report and investment-performance review of the Eagle Family of Funds for the six-month period ended April 30, 2013.

Major equity indices generally have marched upward since November 2012. There is no real consensus of the why—particularly since many of the same domestic and global concerns that were at hand before then still remain—so many observers attribute the rise to the adage, “markets climb a wall of worry.” Meanwhile, on the fixed-income side, the Federal Reserve has kept rates at historically low levels in an effort to spur the U.S. economy. Nevertheless, bond-market activity—in spite of a paucity of yield income—remains robust, which we believe is likely because many investors remain cautious about the equity markets after two significant collapses since 2000.

The general consensus among our managers seems to be that the U.S. economy is growing—albeit slowly, and with sometimes contradictory economic data—while Europe remains in recession and China’s growth bears watching.

Here are just a few highlights from the last six months:

•	The Eagle Growth & Income Fund has maintained its 10-year five-star rating from Morningstar.[1]*

•	Bert Boksen, CFA®, Eric Mintz, CFA®, and their team have done a tremendous job guiding the Eagle Small Cap Growth Fund to a 10-year four-star rating from Morningstar2*.

•

The Eagle Smaller Company Fund—under Co-Managers Dave Adams, CFA®, and Jack McPherson, CFA®—continues to post solid returns[3] as it approaches its milestone fifth anniversary this fall. Similarly, the Eagle Investment Grade Bond Fund—under the direction of Co-Managers James Camp, CFA®, and Joe Jackson, CFA®—has performed as we expected of this core-type fixed-income fund: a non-correlated (to equities) piece of an investor’s well-allocated overall portfolio.

•

We are excited to have started two new funds—the Eagle Small Cap Stock Fund (December 31) and the Eagle International Stock Fund (February 28)—during the period. Further, we changed management of the Eagle Mid Cap Stock Fund on October 1. Part of our mission is to review our management teams and fund lineup to ensure we have the right people and products in place for Eagle investors.

•

High-profile media outlets increasingly seek Eagle managers. James Camp, CFA®, who heads the Eagle Investment Grade Bond Fund, has been cited in The Economist. Barron’s has quoted Ed Cowart, CFA®, a co-manager of the Eagle Growth & Income Fund, and Matthew Spitznagle, CFA®, an analyst on the team that runs the Eagle Mid Cap Stock and Eagle Small Cap Stock Funds.

I would like to remind you that investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this semi-annual report. Carefully consider the investment objectives, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or eagleasset.com or your financial advisor for a prospectus, which contains this and other important information about the Eagle Family of Funds.

We are grateful for your continued support of, and confidence in, the Eagle Family of Funds.

Sincerely,

Richard J. Rossi

President

June 18, 2013

1 For the period ended April 30, 2013, the Fund’s Class A shares are rated 5 stars for the 10-year, 4 stars for the overall and five-year periods and 3 stars for the 3-year period among a total of 587, 1,037, 926 and 1,037 funds respectively, in the large-cap value category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

2 For the period ended April 30, 2013, the Fund’s Class A shares are rated 4 stars for the overall and 10-year periods and 3 stars for the three- and five-year periods among a total of 638, 369, 638 and 563 funds respectively, in the small-cap growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

3 Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

* The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Funds with at least three years of performance history are assigned ratings from the fund’s three-, five- and 10-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star. Investment return and principal value will vary so that investors have a gain or loss when shares are sold. Funds are rated for up to three time periods (three-, five-, and 10-years) and these ratings are combined to produce an overall rating. Ratings may vary among share classes and are based on past performance. Past performance does not guarantee future results.

1

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS—99.8%	Shares	Value
Apparel—4.1%
NIKE, Inc., Class B	205,742	$13,085,191

Banks—1.6%
Northern Trust Corp.	94,115	5,074,681

Beverages—2.5%
PepsiCo, Inc.	96,461	7,955,139

Biotechnology—1.8%
Vertex Pharmaceuticals, Inc.*	73,915	5,678,150

Chemicals—2.7%
Praxair, Inc.	76,414	8,734,120

Commercial services—2.4%
MasterCard, Inc., Class A	13,651	7,548,047

Computers—7.7%
Apple, Inc.	45,680	20,224,820
NetApp, Inc.*	126,785	4,423,529

Cosmetics/personal care—2.6%
The Procter & Gamble Co.	109,762	8,426,429

Diversified financial services—5.7%
American Express Co.	164,686	11,266,169
IntercontinentalExchange, Inc.*	42,686	6,954,830

Electronics—2.0%
Honeywell International, Inc.	88,956	6,541,824

Internet—14.7%
Amazon.com, Inc.*	33,351	8,464,818
Equinix, Inc.*	44,042	9,429,392
Google, Inc., Class A*	22,960	18,932,127
priceline.com, Inc.*	4,981	3,466,726
Rackspace Hosting, Inc.*	142,280	6,857,896

Lodging—1.8%
Marriott International, Inc., Class A	136,628	5,883,202

Metal fabricate/hardware—1.0%
Precision Castparts Corp.	17,292	3,307,787

Oil & gas—0.6%
Pioneer Natural Resources Co.	16,481	2,014,472

Oil & gas services—6.6%
Halliburton Co.	138,127	5,907,692
Schlumberger Ltd.	207,127	15,416,462

Pharmaceuticals—3.5%
Abbott Laboratories	157,382	5,810,543
Sanofi, Sponsored ADR	102,133	5,448,796

Real estate—3.1%
CBRE Group, Inc., Class A*	410,085	9,932,259

Real estate investment trusts (REITs)—5.6%
American Tower Corp.	215,489	18,098,921

Retail—9.8%
Chipotle Mexican Grill, Inc.*	16,886	6,132,826
Costco Wholesale Corp.	105,420	11,430,691
Dollar General Corp.*	151,885	7,911,690
PVH Corp.	52,842	6,098,495

Semiconductors—8.6%
QUALCOMM, Inc.	299,290	18,442,250
Xilinx, Inc.	245,217	9,296,176

COMMON STOCKS—99.8%	Shares	Value
Software—5.7%
Activision Blizzard, Inc.	525,074	$7,849,856
Oracle Corp.	188,508	6,179,292
Salesforce.com, Inc.*	104,194	4,283,416

Telecommunications—3.9%
Crown Castle International Corp.*	162,924	12,545,148

Transportation—1.8%
FedEx Corp.	62,487	5,874,403
Total common stocks (cost $188,645,554)		320,928,265

Total investment portfolio (cost $188,645,554) ‡99.8%		320,928,265

Other assets in excess of liabilities 0.2%		758,325

Net assets 100.0%		$321,686,590

* Non-income producing security

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $191,031,945. Net unrealized appreciation(depreciation) on a tax-basis was $129,896,320, including aggregate gross unrealized appreciation and (depreciation) of $131,727,398 and $(1,831,078), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Technology	22.0%
Communications	18.6%
Financial	16.0%
Consumer, cyclical	15.7%
Consumer, non-cyclical	12.8%
Energy	7.2%
Industrial	4.8%
Basic materials	2.7%

EAGLE GROWTH & INCOME FUND
COMMON STOCKS—98.1%	Shares	Value
Aerospace/defense—2.6%
United Technologies Corp.	118,579	$10,825,077

Banks—11.5%
Capital One Financial Corp.	177,620	10,262,884
JPMorgan Chase & Co.	347,778	17,044,600
The PNC Financial Services Group, Inc.	103,185	7,004,198
Wells Fargo & Co.	340,085	12,916,428

Beverages—5.4%
PepsiCo, Inc.	135,004	11,133,780
The Coca-Cola Co.	265,622	11,243,779

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE GROWTH & INCOME FUND (cont’d)
COMMON STOCKS—98.1%	Shares	Value
Chemicals—2.5%
E.I. du Pont de Nemours and Co.	190,748	$10,397,674
Computers—3.7%
Apple, Inc.	34,152	15,120,798

Cosmetics/personal care—2.9%
The Procter & Gamble Co.	154,131	11,832,637

Electrical components & equipment—2.8%
Emerson Electric Co.	209,722	11,641,668

Electronics—5.6%
Honeywell International, Inc.	150,562	11,072,329
Tyco International Ltd.	372,604	11,968,041

Entertainment—3.4%
Regal Entertainment Group, Class A	775,466	13,911,860

Food—4.9%
General Mills, Inc.	186,211	9,388,759
Sysco Corp.	312,132	10,880,921

Healthcare products—3.1%
St. Jude Medical, Inc.	313,745	12,932,569

Miscellaneous manufacturer—3.0%
3M Co.	116,354	12,183,427

Oil & gas—11.3%
Chevron Corp.	114,322	13,948,427
ConocoPhillips	161,848	9,783,711
Occidental Petroleum Corp.	147,311	13,148,980
Total S.A., Sponsored ADR	194,440	9,768,666

Pharmaceuticals—9.1%
GlaxoSmithKline PLC, Sponsored ADR	250,050	12,912,582
Merck & Co., Inc.	260,805	12,257,835
Pfizer, Inc.	429,854	12,495,856

Real estate investment trusts (REITs)—5.9%
American Campus Communities, Inc.	117,621	5,250,601
Digital Realty Trust, Inc.	72,096	5,084,210
ProLogis, Inc.	131,620	5,521,459
Simon Property Group, Inc.	48,282	8,597,576

Retail—4.7%
McDonald’s Corp.	80,619	8,234,425
The Home Depot, Inc.	153,185	11,236,120

Semiconductors—3.4%
Applied Materials, Inc.	971,940	14,102,849

Software—3.3%
Microsoft Corp.	412,351	13,648,818

Telecommunications—4.2%
AT&T, Inc.	253,252	9,486,820
CenturyLink, Inc.	211,976	7,963,938

Toys/games/hobbies—3.1%
Mattel, Inc.	281,163	12,837,903

Transportation—1.7%
Norfolk Southern Corp.	88,172	6,826,276
Total common stocks (cost $341,246,076)		404,868,481

Total investment portfolio (cost $341,246,076) ‡98.1%		404,868,481

Other assets in excess of liabilities 1.9%		7,993,139

Net assets 100.0%		$412,861,620

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $341,420,089. Net unrealized appreciation(depreciation) on a tax-basis was $63,448,392, including aggregate gross unrealized appreciation and (depreciation) of $65,380,751 and $(1,932,359), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	25.4%
Financial	17.4%
Industrial	15.7%
Energy	11.3%
Consumer, cyclical	11.2%
Technology	10.4%
Communications	4.2%
Basic materials	2.5%

EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS—97.2%	Shares	Value
Australia—8.0%
Beadell Resources Ltd.*	13,467	$9,895
Boral Ltd.	1,525	7,920
Commonwealth Bank of Australia	271	20,655
CSL Ltd.	1,194	77,933
Downer EDI Ltd.	3,677	18,786
Insurance Australia Group Ltd.	11,569	69,803
McMillan Shakespeare Ltd.	428	6,771
National Australia Bank Ltd.	728	25,691
Primary Health Care Ltd.	3,458	18,892
Silver Lake Resources Ltd.*	5,004	5,481
Skilled Group Ltd.	3,074	9,082
Troy Resources Ltd.	1,173	2,282
Westfield Group	1,016	12,271

Austria—0.2%
ams AG	70	6,527

Belgium—1.1%
Anheuser-Busch InBev N.V.	115	10,989
Barco N.V.	117	10,408
KBC Groep N.V.	420	16,547

Bermuda—0.3%
Catlin Group Ltd.	1,305	10,666

Britain—15.7%
3i Group PLC	1,772	9,062
Associated British Foods PLC	624	18,775
AstraZeneca PLC	445	23,105
Aviva PLC	5,452	25,839
Barclays PLC	11,036	49,037

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—97.2%	Shares	Value
Britain (cont’d)
Barratt Developments PLC*	6,163	$29,792
British American Tobacco PLC	816	45,200
Diageo PLC	2,878	87,801
DS Smith PLC	2,482	8,995
easyJet PLC	1,524	26,443
HSBC Holdings PLC	5,351	58,630
Lloyds Banking Group PLC*	10,132	8,551
National Grid PLC	513	6,538
Next PLC	271	18,369
Tesco PLC	1,393	7,923
Vodafone Group PLC	35,198	107,516
Whitbread PLC	224	8,904
William Hill PLC	2,453	16,232

China—0.3%
China Minzhong Food Corp. Ltd.*	15,000	12,200

Denmark—4.0%
Coloplast A/S, Class B	838	45,593
GN Store Nord A/S	950	17,352
Novo Nordisk AS, Class B	298	52,271
Topdanmark A/S*	717	18,405
Tryg A/S	97	8,399

Finland—0.2%
Huhtamaki OYJ	361	6,760

France—12.9%
AXA S.A.	1,347	25,216
BNP Paribas	546	30,423
Cie Generale des Etablissement Michelin	688	58,215
Credit Agricole S.A.*	1,579	14,454
European Aeronautic Defence and Space Co. N.V.	553	29,272
Lafarge S.A.	549	35,467
L’Oreal S.A.*	100	17,832
Renault S.A.	609	41,962
Sanofi	661	70,987
Societe Generale S.A.*	510	18,524
Technicolor S.A.*	2,816	11,682
Teleperformance	324	14,277
Total S.A.	952	48,097
UBISOFT Entertainment*	947	10,589
Vivendi S.A.	1,421	32,284

Germany—10.5%
Allianz SE	603	88,981
Bayer AG	252	26,291
Deutsche Bank AG	463	21,286
Deutsche Lufthansa AG	837	16,733
Fresenius SE & Co. KGaA	133	16,678
Hannover Rueckversicherung SE	473	39,941
HeidelbergCement AG	162	11,664
Muenchener Rueckversicherungs AG	418	83,647
Volkswagen AG	342	66,479

Hong Kong—2.5%
K Wah International Holdings Ltd.	13,000	7,113
Orient Overseas International Ltd.	3,000	17,822
Power Assets Holdings Ltd.	3,000	29,354
Singamas Container Holdings Ltd.	26,000	6,377
Wheelock & Co. Ltd.	5,000	27,835

Israel—0.7%
Teva Pharmaceutical Industries Ltd.	676	25,932

COMMON STOCKS—97.2%	Shares	Value
Italy—1.8%
Enel SpA	5,031	$19,552
Lottomatica Group SpA	337	8,608
Milano Assicurazioni SpA*	13,591	8,928
Telecom Italia SpA	29,927	25,458

Japan—26.9%
Central Japan Railway Co.	300	36,231
Fuji Heavy Industries Ltd.	4,000	75,680
Fuji Oil Co. Ltd.	1,200	19,072
Heiwa Corp.	1,100	22,782
Idemitsu Kosan Co. Ltd.	300	25,327
ITOCHU Corp.	6,500	80,488
Kanematsu Corp.*	12,000	16,618
KDDI Corp.	1,900	91,214
Kyowa Exeo Corp.	2,200	25,930
Marubeni Corp.	10,000	71,627
Mitsui & Co. Ltd.	4,900	67,353
NEC Networks & System Integration Corp.	500	10,955
Nippon Telegraph & Telephone Corp.	1,400	69,293
SCSK Corp.	1,300	28,978
Sojitz Corp.	7,600	11,945
Sumitomo Corp.	4,600	57,456
Sumitomo Mitsui Financial Group, Inc.	2,300	108,891
The Yokohama Rubber Co. Ltd.	4,000	52,528
Toyota Motor Corp.	900	52,169
Toyota Tsusho Corp.	1,000	27,862

Netherlands—4.1%
Aegon N.V.	8,447	55,925
Delta Lloyd N.V.	1,223	23,517
ING Groep N.V., CVA*	2,133	17,538
Royal Dutch Shell PLC, Class B	1,353	47,265

Norway—1.5%
DNO International ASA*	7,267	12,744
Petroleum Geo-Services ASA	394	5,793
Yara International ASA	738	34,554

Singapore—0.3%
Super Group Ltd.	3,000	9,572

Sweden—1.8%
AarhusKarlshamn AB	157	8,236
Peab AB	1,676	9,401
Swedbank AB, Class A	1,946	47,991

Switzerland—4.4%
Holcim Ltd.*	168	13,123
Roche Holding AG	257	64,342
Swiss Re AG*	977	77,823

Total common stocks (cost $3,322,404)		3,446,474

Total investment portfolio (cost $3,322,404) ‡97.2%		3,446,474

Other assets in excess of liabilities 2.8%		99,337

Total net assets 100.0%		$3,545,811

* Non-income producing security
‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $3,322,404. Net unrealized appreciation(depreciation) on a tax-basis was $124,070, including aggregate gross unrealized appreciation and (depreciation) of $177,386 and $(53,316), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE INTERNATIONAL STOCK FUND (cont’d)
Sector allocation

Sector	Percent of net assets
Financial	29.2%
Consumer, cyclical	23.6%
Consumer, non-cyclical	19.0%
Communications	10.1%
Industrial	6.4%
Energy	3.9%
Basic materials	1.8%
Utilities	1.6%
Technology	1.6%

Industry allocation
Industry	Value	Percent of net assets
Insurance	$554,628	15.7%
Banks	420,680	11.9%
Telecommunications	343,117	9.7%
Distribution/wholesale	333,349	9.4%
Pharmaceuticals	262,928	7.4%
Auto manufacturers	236,290	6.7%
Oil & gas	133,433	3.7%
Auto parts & equipment	110,743	3.1%
Beverages	98,790	2.8%
Biotechnology	77,933	2.2%
Food	75,778	2.1%
Building materials	68,174	1.9%
Healthcare products	62,271	1.8%
Engineering & construction	54,117	1.5%
Transportation	54,053	1.5%
Electric	48,906	1.4%
Entertainment	47,622	1.3%
Agriculture	45,200	1.3%
Airlines	43,176	1.2%
Computers	39,933	1.1%
Real estate	34,948	1.0%
Chemicals	34,554	1.0%
Home builders	29,792	0.8%
Aerospace/defense	29,272	0.8%
Healthcare services	18,892	0.5%
Retail	18,369	0.5%
Cosmetics/personal care	17,832	0.5%
Mining	17,658	0.5%

Industry allocation (cont’d)
Industry	Value	Percent of net assets
Commercial services	$15,853	0.4%
Advertising	14,277	0.4%
Real estate investment trusts (REITs)	12,271	0.3%
Home furnishings	11,682	0.3%
Software	10,589	0.3%
Electronics	10,408	0.3%
Private equity	9,062	0.3%
Forest products & paper	8,995	0.3%
Lodging	8,904	0.3%
Packaging & containers	6,760	0.2%
Gas	6,538	0.2%
Semiconductors	6,527	0.2%
Miscellaneous manufacturer	6,377	0.2%
Oil & gas services	5,793	0.2%
Total investment portfolio	$3,446,474	97.2%

EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS—30.1%	Principal amount (in thousands)	Value
Banks—2.3%
The Bank of New York Mellon Corp., 1.35%, 03/06/18	$1,000	$1,006,538
The Goldman Sachs Group, Inc., 6.25%, 09/01/17	1,500	1,764,483

Beverages—1.7%
The Coca-Cola Co., FRN, 0.23%, 03/14/14	2,000	1,999,766

Biotechnology—0.9%
Celgene Corp., 3.25%, 08/15/22	1,000	1,028,689

Diversified financial services—1.9%
General Electric Capital Corp.
1.00%, 12/11/15	1,000	1,007,446
6.00%, 08/07/19	1,000	1,225,156

Electric—0.8%
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	1,000	1,010,340

Gas—1.2%
Sempra Energy, 9.80%, 02/15/19	1,000	1,412,007

Healthcare products—1.3%
Medtronic, Inc., 1.38%, 04/01/18	1,500	1,506,899

Healthcare services—2.4%
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	1,750	1,775,361
WellPoint, Inc., 2.38%, 02/15/17	1,000	1,040,004

Housewares—0.9%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	1,000	1,016,434

Insurance—4.0%
American International Group, Inc., 8.25%, 08/15/18	1,500	1,945,186
AON Corp., 3.50%, 09/30/15	1,750	1,851,214
Assurant, Inc., 2.50%, 03/15/18	1,000	1,007,405

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
CORPORATE BONDS—30.1%	Principal amount (in thousands)	Value
Lodging—0.8%
Wyndham Worldwide Corp., 2.50%, 03/01/18	$1,000	$1,008,121

Media—0.8%
NBCUniversal Enterprise, Inc., 144A, 1.66%, 04/15/18	1,000	1,012,094

Mining—1.8%
Goldcorp, Inc., 2.13%, 03/15/18	1,000	1,000,313
Newmont Mining Corp., 5.13%, 10/01/19	1,000	1,130,668

Oil & gas—1.5%
BP Capital Markets PLC, FRN, 0.88%, 03/11/14	1,750	1,758,428

Pharmaceuticals—2.4%
AbbVie, Inc., 144A, 1.75%, 11/06/17	1,000	1,014,888
McKesson Corp., 0.95%, 12/04/15	1,000	1,004,830
Zoetis, Inc., 144A, 1.88%, 02/01/18	1,000	1,011,224

Pipelines—1.5%
Enterprise Products Operating LLC, 6.65%, 04/15/18	1,500	1,859,264

Real estate investment trusts (REITs)—0.9%
Ventas Realty LP/Ventas Capital Corp., 2.70%, 04/01/20	1,000	1,016,201

Semiconductors—0.8%
TSMC Global Ltd., 144A, 0.95%, 04/03/16	1,000	1,001,205

Software—2.2%
Autodesk, Inc., 1.95%, 12/15/17	1,500	1,498,143
Fiserv, Inc., 3.13%, 10/01/15	1,000	1,048,755
Total corporate bonds (cost $35,359,307)		35,961,062

MORTGAGE- AND ASSET-BACKED SECURITIES—38.0%
Asset-Backed Securities—8.6%
AmeriCredit Automobile Receivables Trust,
Series 2011-5, Class A3, 1.55%, 07/08/16	1,000	1,010,211
Series 2012-5, Class D, 2.35%, 12/10/18	1,000	1,017,644
Ford Credit Auto Owner Trust,
Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,013,970
Series 2012-D, Class D, 1.97%, 05/15/19	1,800	1,807,268
Ford Credit Floorplan Master Owner Trust, Series 2012-1, Class C, FRN, 1.70%, 01/15/16	3,000	3,017,271
GE Equipment Transportation LLC, Series 2013-1, Class A2, 0.50%, 11/24/15	500	500,170
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	1,000	1,045,995
Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class B, 3.58%, 11/20/28(a)(b)	813	835,239

Commercial mortgage-backed obligations—1.7%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, FRN, 5.10%, 08/15/38	24	24,477
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4, 5.33%, 08/12/40	859	860,446
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 08/15/29	1,000	1,037,237
Morgan Stanley Capital I Trust, Series 2003-T11, Class A4, 5.15%, 06/13/41	163	163,604

Covered bonds—2.6%
Bank of Montreal, 144A, 2.63%, 01/25/16	1,000	1,055,500
Bank of Nova Scotia, 144A, 2.15%, 08/03/16	1,000	1,047,500
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15	1,000	1,038,200

MORTGAGE-AND ASSET-BACKED SECURITIES—38.0%	Principal amount (in thousands)	Value
Federal agency mortgage-backed obligations—25.1%
Fannie Mae Pool, Series 1212, Class MA, 2.50%, 10/01/22	$2,307	$2,428,016
Fannie Mae, REMIC
Series 2007-11, Class AB, 5.69%, 01/25/32	5	5,159
Series 2007-118, Class AB, 5.00%, 04/25/35	56	55,897
Series 2012-113, Class PB, 2.00%, 10/25/40	2,921	2,991,559
Series 2012-93, Class TY, 2.00%, 06/25/42	3,068	3,147,168
Series 2012-96, Class PD, 2.00%, 07/25/41	2,876	2,925,303
Freddie Mac, REMIC
Series 2628, Class AB, 4.50%, 06/15/18	91	95,963
Series 2885, Class LC, 4.50%, 04/15/34	210	221,060
Series 3456, Class CG, 5.00%, 01/15/35	44	44,562
Series 4045, Class PA, 2.00%, 12/15/41	2,734	2,795,927
Series 4068, Class MB, 2.00%, 02/15/42	3,450	3,528,690
Series 4097, Class BG, 2.00%, 12/15/41	2,837	2,901,573
Series 4097, Class EG, 2.00%, 11/15/40	2,399	2,460,250
Series 4098, Class HA, 2.00%, 05/15/41	3,352	3,435,571
Series 4105, Class KB, 2.25%, 08/15/41	2,423	2,497,813
Ginnie Mae, REMIC, Series 2004-86, Class PK, 4.00%, 09/20/34	288	305,954
Total asset-backed securities and mortgage-backed obligations (cost $45,011,908)		45,315,197

U.S. TREASURIES—20.3%
U.S. Treasury Notes,
0.63%, 08/31/17	2,250	2,257,207
1.00%, 09/30/16	7,250	7,401,228
1.75%, 10/31/18	5,500	5,790,466
2.00%, 04/30/16	2,250	2,362,500
2.38%, 07/31/17	6,000	6,466,872
Total U.S. Treasuries (cost $23,852,917)		24,278,273

U.S. GOVERNMENT AGENCY SECURITIES—4.6%
Private Export Funding Corp., 2.25%, 12/15/17	1,750	1,867,649
Tennessee Valley Authority, 5.50%, 07/18/17	3,000	3,578,463
Total U.S. Government agency securities (cost $5,190,196)		5,446,112

SUPRANATIONAL BANKS—0.9%
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,042,932
Total supranational banks (cost $996,385)		1,042,932

Total investment portfolio (cost $110,410,713) ‡93.9%		112,043,576

Other assets in excess of liabilities 6.1%		7,260,813

Total net assets 100.0%		$119,304,389

(a) Restricted securities deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. Securities were purchased under rule 144a of the 1933 act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2013, the securities aggregated $835,239 or 0.7% of the net assets of the Fund.

(b) Security purchased on February 12, 2013, at a cost of $936,872 which was 0.7% of net assets at time of purchase. At April 30, 2013, this security represented 0.7% of the net assets of the Fund.

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At April 30, 2013, these securities aggregated $7,180,611 or 6.0% of the net assets of the Fund.

FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis. Rate shown was as of April 30, 2013

REMIC—Real estate mortgage investment conduit

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $110,424,928. Net unrealized appreciation (depreciation) on a tax-basis was $1,618,648, including aggregate gross unrealized appreciation and (depreciation) of $1,682,454 and $(63,806), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Standard & Poor’s bond ratings
Bond rating	Percent of net assets
AAA	2.9%
AA	53.2%
A	15.9%
BBB	18.0%
Not rated	3.9%

Moody’s bond ratings
Bond rating	Percent of net assets
Aaa	54.8%
Aa	5.9%
A	8.7%
Bbb	19.8%
Not rated	4.7%

EAGLE MID CAP GROWTH FUND
COMMON STOCKS—98.9%	Shares	Value
Aerospace/defense—0.7%
Triumph Group, Inc.	44,996	$3,595,180

Airlines—1.6%
Delta Air Lines, Inc.*	477,865	8,190,606

Apparel—3.2%
Coach, Inc.	149,810	8,817,817
Michael Kors Holdings Ltd.*	133,960	7,627,682

Beverages—2.5%
Monster Beverage Corp.*	224,440	12,658,416

Biotechnology—3.6%
ARIAD Pharmaceuticals, Inc.*	246,165	4,398,968
Vertex Pharmaceuticals, Inc.*	180,490	13,865,242

COMMON STOCKS—98.9%	Shares	Value
Building materials—2.7%
Eagle Materials, Inc.	77,560	$5,254,690
Fortune Brands Home & Security, Inc.*	231,627	8,428,907

Chemicals—5.0%
Axiall Corp.	90,970	4,771,377
CF Industries Holdings, Inc.	24,195	4,512,609
Huntsman Corp.	264,555	4,989,507
Westlake Chemical Corp.	135,373	11,254,911

Commercial services—2.3%
Gartner, Inc.*	122,735	7,100,220
Sotheby’s	134,000	4,754,320

Computers—4.4%
Fortinet, Inc.*	261,160	4,690,434
Fusion-io, Inc.*	255,210	4,792,844
IHS, Inc., Class A*	100,068	9,749,625
Riverbed Technology, Inc.*	234,615	3,486,379

Distribution/wholesale—1.0%
Fastenal Co.	100,980	4,953,069

Diversified financial services—4.4%
Ameriprise Financial, Inc.	170,195	12,684,633
TD AMERITRADE Holding Corp.	491,491	9,785,586

Electronics—0.5%
Amphenol Corp., Class A	36,940	2,789,709

Engineering & construction—1.5%
Chicago Bridge & Iron Co. N.V.	140,592	7,562,444

Entertainment—2.3%
Bally Technologies, Inc.*	125,434	6,683,123
SeaWorld Entertainment, Inc.*	153,235	5,148,696

Environmental control—1.6%
Waste Connections, Inc.	212,532	8,065,589

Food—1.0%
The Fresh Market, Inc.*	124,301	5,087,640

Healthcare products—3.7%
Edwards Lifesciences Corp.*	62,329	3,975,967
Sirona Dental Systems, Inc.*	77,220	5,678,759
The Cooper Companies, Inc.	86,625	9,563,400

Healthcare services—1.3%
Universal Health Services, Inc., Class B	101,865	6,783,190

Home builders—1.0%
PulteGroup, Inc.*	256,307	5,379,884

Home furnishings—1.8%
Harman International Industries, Inc.	209,705	9,375,911

Household products/wares—1.9%
Church & Dwight Co., Inc.	150,510	9,616,084

Insurance—2.3%
Arch Capital Group Ltd.*	114,250	6,062,105
Genworth Financial, Inc., Class A*	590,885	5,926,577

Internet—2.5%
Liberty Interactive Corp., Class A*	233,285	4,966,638
TIBCO Software, Inc.*	145,055	2,815,517
TripAdvisor, Inc.*	95,215	5,006,405

Leisure time—1.8%
Royal Caribbean Cruises Ltd.	258,855	9,455,973

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—98.9%	Shares	Value
Lodging—3.1%
Starwood Hotels & Resorts Worldwide, Inc.	120,640	$7,783,693
Wynn Resorts Ltd.	59,110	8,115,803

Machinery-diversified—1.0%
Flowserve Corp.	31,615	4,998,964

Media—1.5%
Sirius XM Radio, Inc.	2,378,985	7,731,701

Miscellaneous manufacturer—3.8%
Colfax Corp.*	171,206	7,990,184
Hexcel Corp.*	182,655	5,570,978
Pentair Ltd.	106,090	5,765,991

Oil & gas—4.2%
Cabot Oil & Gas Corp.	160,675	10,933,934
Cimarex Energy Co.	74,305	5,437,640
Cobalt International Energy, Inc.*	176,990	4,945,100

Oil & gas services—1.9%
Cameron International Corp.*	40,884	2,516,410
Dresser-Rand Group, Inc.*	134,435	7,475,931

Pharmaceuticals—7.0%
AmerisourceBergen Corp.	121,945	6,599,664
BioMarin Pharmaceutical, Inc.*	99,426	6,522,346
Catamaran Corp.*	197,010	11,373,387
Herbalife Ltd.	102,875	4,085,166
Mylan, Inc.*	258,330	7,519,986

Real estate investment trusts (REITs)—2.0%
MFA Financial, Inc.	1,085,490	10,062,492

Retail—4.6%
Chipotle Mexican Grill, Inc.*	10,650	3,867,974
Family Dollar Stores, Inc.	124,440	7,636,883
Sally Beauty Holdings, Inc.*	402,007	12,084,330

Semiconductors—2.3%
Linear Technology Corp.	93,990	3,430,635
Microchip Technology, Inc.	80,785	2,942,189
Teradyne, Inc.*	327,720	5,387,717

Software—6.4%
Akamai Technologies, Inc.*	139,035	6,105,027
ANSYS, Inc.*	102,620	8,297,853
Autodesk, Inc.*	190,520	7,502,678
Concur Technologies, Inc.*	70,582	5,160,250
Electronic Arts, Inc.*	319,215	5,621,376

Telecommunications—5.6%
IPG Photonics Corp.	140,719	8,960,986
Juniper Networks, Inc.*	261,105	4,321,288
SBA Communications Corp., Class A*	192,455	15,202,020

Transportation—0.9%
Expeditors International of Washington, Inc.	129,310	4,646,108
Total common stocks (cost $390,246,751)		506,903,317

Total investment portfolio (cost $390,246,751) ‡98.9%		506,903,317

Other assets in excess of liabilities 1.1%		5,644,384

Net assets 100.0%		$512,547,701

* Non-income producing security

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $391,309,398. Net unrealized appreciation(depreciation) on a tax-basis was $115,593,919, including aggregate gross unrealized appreciation and (depreciation) of $125,725,876 and $(10,131,957), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.3%
Consumer, cyclical	20.4%
Technology	13.1%
Industrial	12.7%
Communications	9.6%
Financial	8.7%
Energy	6.1%
Basic materials	5.0%

EAGLE MID CAP STOCK FUND
COMMON STOCKS—96.5%	Shares	Value
Aerospace/defense—1.2%
B/E Aerospace, Inc.*	87,466	$5,487,617

Apparel—1.1%
Hanesbrands, Inc.*	101,990	5,115,818

Auto parts & equipment—0.6%
Dana Holding Corp.	150,805	2,601,386

Banks—3.3%
East West Bancorp, Inc.	192,555	4,684,863
First Republic Bank	61,760	2,345,645
Signature Bank*	61,923	4,434,306
Zions Bancorporation	163,905	4,035,341

Biotechnology—1.7%
Bio-Rad Laboratories, Inc., Class A*	30,601	3,664,470
Illumina, Inc.*	69,429	4,491,362

Chemicals—3.6%
Airgas, Inc.	43,725	4,226,021
Ecolab, Inc.	33,785	2,858,887
Rockwood Holdings, Inc.	103,810	6,736,231
Sigma-Aldrich Corp.	40,080	3,153,895

Commercial services—2.5%
HMS Holdings Corp.*	111,890	2,820,747
Morningstar, Inc.	62,648	4,135,395
Quanta Services, Inc.*	166,130	4,565,252

Computers—3.4%
IHS, Inc., Class A*	31,050	3,025,201
Jack Henry & Associates, Inc.	78,947	3,663,141
MICROS Systems, Inc.*	139,563	5,918,867
Riverbed Technology, Inc.*	220,460	3,276,036

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—96.5%	Shares	Value
Distribution/wholesale—1.1%
LKQ Corp.*	209,278	$5,039,414

Diversified financial services—3.0%
Affiliated Managers Group, Inc.*	34,600	5,386,528
IntercontinentalExchange, Inc.*	23,689	3,859,649
Invesco Ltd.	143,875	4,566,592

Electric—1.3%
ITC Holdings Corp.	63,747	5,878,748

Electrical components & equipment—2.1%
AMETEK, Inc.	109,270	4,448,382
Energizer Holdings, Inc.	54,640	5,277,677

Electronics—2.4%
FLIR Systems, Inc.	145,705	3,542,089
Mettler-Toledo International, Inc.*	13,970	2,919,171
Trimble Navigation Ltd.*	167,560	4,815,674

Engineering & construction—1.0%
Jacobs Engineering Group, Inc.*	92,885	4,688,835

Entertainment—0.7%
Dolby Laboratories, Inc., Class A	92,890	3,051,437

Environmental control—2.2%
Clean Harbors, Inc.*	62,565	3,564,328
Stericycle, Inc.*	34,605	3,748,414
Waste Connections, Inc.	82,320	3,124,044

Food—2.3%
Flowers Foods, Inc.	198,944	6,553,215
The Hain Celestial Group Inc.*	61,438	4,008,830

Hand/machine tools—0.8%
Regal-Beloit Corp.	46,925	3,689,244

Healthcare products—6.1%
DENTSPLY International, Inc.	128,495	5,441,763
Hologic, Inc.*	198,330	4,039,982
IDEXX Laboratories, Inc.*	61,240	5,386,671
Masimo Corp.	138,343	2,775,161
ResMed, Inc.	76,600	3,678,332
Techne Corp.	48,124	3,086,673
Varian Medical Systems, Inc.*	62,230	4,053,662

Healthcare services—0.8%
MEDNAX, Inc.*	41,955	3,722,667

Household products/wares—2.3%
Church & Dwight Co., Inc.	82,808	5,290,603
Jarden Corp.*	125,665	5,656,182

Insurance—4.1%
Endurance Specialty Holdings Ltd.	98,355	4,816,444
Everest Re Group Ltd.	32,024	4,322,920
HCC Insurance Holdings, Inc.	130,450	5,557,170
ProAssurance Corp.	92,030	4,508,550

Internet—0.7%
F5 Networks, Inc.*	42,860	3,275,790

Iron/steel—1.1%
Steel Dynamics, Inc.	346,055	5,204,667

Leisure time—0.9%
Polaris Industries, Inc.	47,670	4,108,677

COMMON STOCKS—96.5%	Shares	Value
Lodging—0.9%
Wyndham Worldwide Corp.	72,852	$4,376,948

Machinery-construction & mining—0.8%
Joy Global, Inc.	68,360	3,863,707

Machinery-diversified—4.2%
Flowserve Corp.	36,420	5,758,730
IDEX Corp.	133,567	6,949,491
Roper Industries, Inc.	25,330	3,030,734
Wabtec Corp.	36,425	3,822,440

Miscellaneous manufacturer—1.9%
AptarGroup, Inc.	68,585	3,847,618
Donaldson Co., Inc.	135,365	4,924,579

Oil & gas—3.3%
Energy XXI Bermuda Ltd.	141,026	3,206,931
Noble Corp.	125,194	4,694,775
Oasis Petroleum, Inc.*	62,830	2,150,671
SM Energy Co.	87,420	5,332,620

Oil & gas services—5.0%
Core Laboratories N.V.	30,975	4,484,560
Dril-Quip, Inc.*	51,005	4,269,629
Helix Energy Solutions Group, Inc.*	203,723	4,693,778
Oil States International, Inc.*	41,894	3,743,648
Superior Energy Services, Inc.*	223,885	6,176,987

Pharmaceuticals—3.1%
Catamaran Corp.*	86,230	4,978,058
Endo Health Solutions, Inc.*	142,651	5,226,732
Shire PLC, Sponsored ADR	46,345	4,339,746

Real estate investment trusts (REITs)—1.3%
Alexandria Real Estate Equities, Inc.	43,725	3,181,868
Home Properties, Inc.	47,365	3,053,148

Retail—10.6%
Ascena Retail Group, Inc.*	262,267	4,851,939
Copart, Inc.*	124,540	4,390,035
Dick’s Sporting Goods, Inc.	107,460	5,168,826
Dollar Tree, Inc.*	120,925	5,751,193
Dunkin’ Brands Group, Inc.	142,055	5,513,155
MSC Industrial Direct Co., Inc., Class A	58,285	4,592,858
Panera Bread Co., Class A*	18,955	3,359,395
PVH Corp.	54,505	6,290,422
Tractor Supply Co.	54,640	5,855,769
Ulta Salon Cosmetics & Fragrance, Inc.*	44,366	3,888,680

Semiconductors—2.5%
Altera Corp.	87,425	2,798,475
Microchip Technology, Inc.	111,105	4,046,444
Semtech Corp.*	151,988	4,874,255

Software—5.7%
ANSYS, Inc.*	52,820	4,271,025
Informatica Corp.*	129,320	4,258,508
Nuance Communications, Inc.*	226,665	4,315,702
Open Text Corp.*	93,845	6,136,524
Qlik Technologies, Inc.*	200,305	5,209,933
SolarWinds, Inc.*	46,765	2,378,000

Telecommunications—4.3%
NeuStar, Inc., Class A*	138,975	6,096,834
NICE Systems Ltd., Sponsored ADR*	173,615	6,158,124

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—96.5%	Shares	Value
Telecommunications (cont’d)
Plantronics, Inc.	90,255	$3,954,974
tw telecom inc.*	133,940	3,627,095

Transportation—2.6%
Expeditors International of Washington, Inc.	112,406	4,038,748
Genesee & Wyoming, Inc., Class A*	56,460	4,810,392
J.B. Hunt Transport Services, Inc.	43,632	3,100,926

Total common stocks (cost $395,496,462)		450,174,295

Total investment portfolio (cost $395,496,462) ‡96.5%		450,174,295

Other assets in excess of liabilities 3.5%		16,189,184

Net assets 100.0%		$466,363,479

* Non-income producing security

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $397,473,111. Net unrealized appreciation(depreciation) on a tax-basis was $52,701,184, including aggregate gross unrealized appreciation and (depreciation) of $62,490,619 and $(9,789,435), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Industrial	19.2%
Consumer, non-cyclical	18.8%
Consumer, cyclical	15.9%
Financial	11.7%
Technology	11.6%
Energy	8.3%
Communications	5.0%
Basic materials	4.7%
Utilities	1.3%

EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—98.6%	Shares	Value
Aerospace/defense—1.5%
Triumph Group, Inc.	624,669	$49,911,053

Airlines—1.4%
JetBlue Airways Corp.*	3,518,043	24,239,316
US Airways Group, Inc.*	1,359,640	22,977,916

Apparel—1.3%
Steven Madden Ltd.*	922,200	44,846,586

Auto parts & equipment—1.1%
WABCO Holdings, Inc.*	517,358	37,368,768

Banks—0.5%
UMB Financial Corp.	349,443	17,590,961

COMMON STOCKS—98.6%	Shares	Value

Biotechnology—6.0%
Acorda Therapeutics, Inc.*	991,971	$39,252,292
ARIAD Pharmaceuticals, Inc.*	1,960,316	35,030,847
Cubist Pharmaceuticals, Inc.*	734,430	33,725,026
Seattle Genetics, Inc.*	790,258	29,200,033
United Therapeutics Corp.*	952,546	63,611,022

Building materials—3.1%
Louisiana-Pacific Corp.*	2,368,007	42,908,287
Texas Industries, Inc.*	513,141	32,676,819
USG Corp.*	1,112,145	28,904,648

Chemicals—3.6%
Chemtura Corp.*	1,216,788	25,868,913
Huntsman Corp.	2,964,193	55,904,680
Kraton Performance Polymers, Inc.*	763,809	17,346,102
Quaker Chemical Corp.	342,784	21,156,629

Commercial services—5.4%
EVERTEC, Inc.*	720,075	14,437,504
HMS Holdings Corp.*	847,895	21,375,433
LifeLock, Inc.*	1,935,204	17,416,836
Monster Worldwide, Inc.*	5,757,651	25,218,511
Parexel International Corp.*	1,053,252	43,130,670
Sotheby’s	758,155	26,899,339
Team Health Holdings, Inc.*	880,421	32,822,095

Computers—3.1%
Fortinet, Inc.*	2,241,071	40,249,635
Fusion-io, Inc.*	1,857,343	34,880,902
Riverbed Technology, Inc.*	1,890,861	28,098,194

Distribution/wholesale—0.8%
MWI Veterinary Supply, Inc.*	216,760	25,514,820

Diversified financial services—1.6%
Artisan Partners Asset Management, Inc.*	875,275	32,647,758
Stifel Financial Corp.*	662,501	21,345,782

Electronics—1.3%
Coherent, Inc.	755,045	42,229,667

Entertainment—4.2%
Bally Technologies, Inc.*	1,009,640	53,793,619
Pinnacle Entertainment, Inc.*	1,055,308	20,114,170
SeaWorld Entertainment, Inc.*	1,019,000	34,238,400
SHFL entertainment, Inc.*	2,140,762	33,824,040

Environmental control—1.8%
Waste Connections, Inc.	1,547,435	58,725,158

Food—2.6%
Pinnacle Foods, Inc.*	556,304	13,278,976
The Fresh Market, Inc.*	1,220,446	49,952,855
United Natural Foods, Inc.*	444,001	22,173,410

Hand/machine tools—1.3%
Regal-Beloit Corp.	535,503	42,101,246

Healthcare products—4.8%
Align Technology, Inc.*	1,192,599	39,498,879
Cyberonics, Inc.*	449,629	19,522,891
Sirona Dental Systems, Inc.*	963,730	70,872,704
Thoratec Corp.*	841,121	30,448,580

Healthcare services—0.8%
WellCare Health Plans, Inc.*	454,285	26,489,358

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—98.6%	Shares	Value

Home builders—1.6%
The Ryland Group, Inc.	1,224,851	$55,191,786

Home furnishings—0.5%
Universal Electronics, Inc.*	683,766	15,712,943

Household products/wares—0.6%
Tumi Holdings, Inc.*	917,186	21,122,794

Insurance—1.4%
Enstar Group Ltd.*	161,123	20,477,122
ProAssurance Corp.	542,564	26,580,210

Internet—3.8%
BroadSoft, Inc.*	785,789	20,084,767
Liquidity Services, Inc.*	551,988	18,160,405
Sourcefire, Inc.*	377,330	18,021,281
TIBCO Software, Inc.*	957,889	18,592,625
Web.com Group, Inc.*	1,157,512	20,140,709
Zillow, Inc., Class A*	551,866	32,466,277

Machinery-construction & mining—1.2%
Terex Corp.*	1,346,545	38,511,187

Machinery-diversified—1.7%
Chart Industries, Inc.*	296,442	25,141,246
Cognex Corp.	757,885	30,088,035

Metal fabricate/hardware—0.9%
RTI International Metals, Inc.*	1,076,794	31,248,562

Miscellaneous manufacturer—3.0%
Colfax Corp.*	1,351,249	63,062,791
Hexcel Corp.*	1,176,481	35,882,670

Oil & gas—3.7%
Atwood Oceanics, Inc.*	374,880	18,387,864
Gulfport Energy Corp.*	1,106,500	57,748,235
Oasis Petroleum, Inc.*	969,876	33,198,855
Pacific Drilling S.A.*	1,352,973	13,502,671

Oil & gas services—2.2%
Geospace Technologies Corp.*	607,748	51,275,699
Thermon Group Holdings, Inc.*	1,184,812	23,222,315

Pharmaceuticals—2.9%
BioMarin Pharmaceutical, Inc.*	343,079	22,505,982
Salix Pharmaceuticals Ltd.*	766,020	40,055,186
ViroPharma, Inc.*	1,289,112	35,128,302

Real estate investment trusts (REITs)—4.8%
Glimcher Realty Trust	2,829,077	35,476,626
Silver Bay Realty Trust Corp.	1	19
Tanger Factory Outlet Centers	888,808	32,992,553
The Geo Group, Inc.	1,575,930	59,018,579
Two Harbors Investment Corp.	2,824,027	33,831,843

Retail—8.8%
BJ’s Restaurants, Inc.*	685,507	23,512,890
Buffalo Wild Wings, Inc.*	371,474	33,432,660
Cash America International, Inc.	626,282	27,324,684
Chico’s FAS, Inc.	798,286	14,584,685
Del Frisco’s Restaurant Group, Inc.*	880,565	14,890,354
Domino’s Pizza, Inc.	417,378	23,039,265
Genesco, Inc.*	1,196,605	73,651,038
The Pantry, Inc.*	1,210,744	17,688,970
Vitamin Shoppe, Inc.*	1,342,721	65,994,737

COMMON STOCKS—98.6%	Shares	Value

Semiconductors—3.0%
Cavium, Inc.*	924,725	$29,082,601
Teradyne, Inc.*	1,860,585	30,588,018
Veeco Instruments, Inc.*	1,042,703	39,695,703

Software—8.9%
ANSYS, Inc.*	325,038	26,282,573
Concur Technologies, Inc.*	416,473	30,448,341
Cornerstone OnDemand, Inc.*	600,707	21,793,650
MedAssets, Inc.*	2,444,343	45,782,544
Medidata Solutions, Inc.*	1,265,285	83,964,312
PTC, Inc.*	1,417,183	34,026,564
Qlik Technologies, Inc.*	1,443,969	37,557,634
The Ultimate Software Group, Inc.*	182,305	17,608,840

Telecommunications—2.0%
EZchip Semiconductor Ltd.*	900,399	20,538,101
IPG Photonics Corp.	527,997	33,622,849
NICE Systems Ltd., Sponsored ADR*	400,605	14,209,460

Transportation—1.4%
Atlas Air Worldwide Holdings, Inc.*	442,844	16,562,366
Landstar System, Inc.	532,237	29,092,074
Total common stocks (cost $2,604,022,018)		3,295,626,382

Total investment portfolio (cost $2,604,022,018) ‡98.6%		3,295,626,382

Other assets in excess of liabilities 1.4%		45,498,222

Net assets 100.0%		$3,341,124,604

* Non-income producing security

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $2,628,882,243. Net unrealized appreciation(depreciation) on a tax-basis was $666,744,139, including aggregate gross unrealized appreciation and (depreciation) of $763,479,055 and $(96,734,916), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.1%
Consumer, cyclical	19.7%
Industrial	17.2%
Technology	15.0%
Financial	8.3%
Energy	5.9%
Communications	5.8%
Basic materials	3.6%

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE SMALL CAP STOCK FUND
COMMON STOCKS—92.6%	Shares	Value
Aerospace/defense—2.2%
Esterline Technologies Corp.*	976	$73,239
HEICO Corp.	2,047	90,089

Apparel—4.2%
Iconix Brand Group, Inc.*	3,063	87,755
Steven Madden Ltd.*	2,260	109,904
Wolverine World Wide, Inc.	2,347	112,116

Auto parts & equipment—1.2%
Dana Holding Corp.	5,205	89,786

Banks—4.2%
City National Corp.	842	48,188
East West Bancorp, Inc.	3,208	78,051
First Midwest Bancorp, Inc.	5,171	64,896
Prosperity Bancshares, Inc.	1,374	63,121
SVB Financial Group*	840	59,732

Biotechnology—0.8%
Bio-Rad Laboratories, Inc., Class A*	523	62,629

Chemicals—3.8%
Balchem Corp.	1,865	80,829
NewMarket Corp.	155	41,649
Rockwood Holdings, Inc.	1,062	68,913
Sensient Technologies Corp.	2,261	88,970

Commercial services—4.6%
Healthcare Services Group, Inc.	2,575	57,397
HMS Holdings Corp.*	1,748	44,067
Monro Muffler Brake, Inc.	1,906	78,832
Morningstar, Inc.	1,102	72,743
Ritchie Bros Auctioneers, Inc.	4,465	90,059

Computers—3.9%
j2 Global, Inc.	2,931	119,292
Jack Henry & Associates, Inc.	1,447	67,141
MICROS Systems, Inc.*	1,374	58,271
Vocera Communications, Inc.*	2,413	47,777

Diversified financial services—3.2%
Evercore Partners, Inc., Class A	3,053	115,251
Portfolio Recovery Associates, Inc.*	536	65,794
Stifel Financial Corp.*	1,786	57,545

Electric—1.1%
ALLETE, Inc.	1,510	77,539

Electronics—1.4%
II-VI, Inc.*	3,440	53,217
Rofin-Sinar Technologies, Inc.*	2,115	52,663

Engineering & construction—0.4%
Mistras Group, Inc.*	1,652	31,305

Entertainment—0.8%
Penn National Gaming, Inc.*	956	55,974

Food—3.7%
Flowers Foods, Inc.	3,738	123,130
The Hain Celestial Group Inc.*	1,427	93,112
TreeHouse Foods, Inc.*	879	56,001

Hand/machine tools—0.9%
Regal-Beloit Corp.	811	63,761

COMMON STOCKS—92.6%	Shares	Value
Healthcare products—8.5%
Align Technology, Inc.*	1,788	$59,219
Cyberonics, Inc.*	1,541	66,910
Haemonetics Corp.*	2,051	78,963
Integra LifeSciences Holdings Corp.*	2,336	81,830
Luminex Corp.*	2,723	45,283
Masimo Corp.	2,117	42,467
Sirona Dental Systems, Inc.*	980	72,069
Techne Corp.	869	55,738
Volcano Corp.*	3,444	69,879
West Pharmaceutical Services, Inc.	917	58,560

Healthcare services—0.7%
ICON PLC*	1,680	53,962

Housewares—0.7%
The Toro Co.	1,182	53,202

Insurance—3.3%
Endurance Specialty Holdings Ltd.	2,115	103,572
HCC Insurance Holdings, Inc.	1,217	51,844
ProAssurance Corp.	1,785	87,447

Internet—1.2%
Constant Contact, Inc.*	2,939	42,939
Sourcefire, Inc.*	952	45,467

Iron/steel—1.0%
Steel Dynamics, Inc.	4,823	72,538

Machinery-diversified—2.8%
Cognex Corp.	1,215	48,236
IDEX Corp.	762	39,647
The Middleby Corp.*	799	119,514

Metal fabricate/hardware—1.0%
RBC Bearings, Inc.*	1,479	71,140

Miscellaneous manufacturer—3.0%
Actuant Corp., Class A	2,708	84,760
AptarGroup, Inc.	1,038	58,232
CLARCOR, Inc.	1,606	83,030

Oil & gas—1.7%
Carrizo Oil & Gas, Inc.*	2,850	69,027
Energy XXI Bermuda Ltd.	2,411	54,826

Oil & gas services—3.7%
Dril-Quip, Inc.*	840	70,316
Helix Energy Solutions Group, Inc.*	2,991	68,913
Key Energy Services, Inc.*	8,379	49,771
Lufkin Industries, Inc.	441	38,936
Superior Energy Services, Inc.*	1,766	48,724

Pharmaceuticals—1.0%
Akorn, Inc.*	5,141	77,372

Real estate investment trusts (REITs)—2.6%
BioMed Realty Trust, Inc.	2,602	58,571
Corporate Office Properties Trust	2,347	68,039
Home Properties, Inc.	978	63,042

Retail—8.9%
Ascena Retail Group, Inc.*	4,403	81,455
Buffalo Wild Wings, Inc.*	810	72,900
Casey’s General Stores, Inc.	1,374	79,568

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE SMALL CAP STOCK FUND (cont’d)
COMMON STOCKS—92.6%	Shares	Value
Retail (cont’d)
Copart, Inc.*	1,241	$43,745
Express, Inc.*	4,532	82,528
MSC Industrial Direct Co., Inc., Class A	476	37,509
Texas Roadhouse, Inc.	4,191	98,489
The Men’s Wearhouse, Inc.	2,492	83,482
Vitamin Shoppe, Inc.*	1,717	84,391

Semiconductors—3.5%
Hittite Microwave Corp.*	1,103	61,890
Power Integrations, Inc.	2,232	92,427
Semtech Corp.*	3,388	108,653

Software—4.9%
CommVault Systems, Inc.*	701	51,551
Open Text Corp.*	1,895	123,914
Progress Software Corp.*	3,761	84,886
Qlik Technologies, Inc.*	3,865	100,529

Telecommunications—4.4%
NeuStar, Inc., Class A*	2,232	97,918
NICE Systems Ltd., Sponsored ADR*	3,731	132,338
Plantronics, Inc.	2,261	99,077

Transportation—3.3%
Genesee & Wyoming, Inc., Class A*	443	37,744
Heartland Express, Inc.	2,394	32,486
Hub Group, Inc., Class A*	2,386	87,447
Landstar System, Inc.	1,627	88,932
Total common stocks (cost $6,677,176)		6,878,582

Total investment portfolio (cost $6,677,176) ‡92.6%		6,878,582

Other assets in excess of liabilities 7.4%		549,048

Net assets 100.0%		$7,427,630

* Non-income producing security

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $6,678,469. Net unrealized appreciation(depreciation) on a tax-basis was $200,113, including aggregate gross unrealized appreciation and (depreciation) of $359,203 and $(159,090), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	19.3%
Consumer, cyclical	15.8%
Industrial	15.0%
Financial	13.3%
Technology	12.3%
Communications	5.6%
Energy	5.4%
Basic materials	4.8%
Utilities	1.1%

EAGLE SMALLER COMPANY FUND
COMMON STOCKS—94.7%	Shares	Value
Aerospace/defense—2.2%
HEICO Corp., Class A	31,899	$1,078,824
Orbital Sciences Corp.*	54,292	978,342

Apparel—0.9%
Carter’s, Inc.*	12,868	841,438

Banks—7.9%
BankUnited, Inc.	50,850	1,289,048
Cardinal Financial Corp.	38,155	581,864
First Financial Bancorp	22,595	347,285
Fulton Financial Corp.	43,985	486,474
OFG Bancorp	86,818	1,395,165
PrivateBancorp, Inc.	70,290	1,348,162
Signature Bank*	5,511	394,643
Sterling Financial Corp.	53,378	1,163,640
Texas Capital Bancshares, Inc.*	6,436	268,124

Biotechnology—2.6%
Charles River Laboratories International, Inc*	16,920	735,851
Cubist Pharmaceuticals, Inc.*	36,447	1,673,646

Chemicals—2.8%
Albemarle Corp.	21,340	1,307,075
Kraton Performance Polymers, Inc.*	28,100	638,151
Tronox Ltd., Class A	32,355	664,572

Coal—0.5%
Alpha Natural Resources, Inc.*	36,017	267,246
Arch Coal, Inc.	36,020	174,697

Commercial services—9.1%
Chemed Corp.	19,618	1,601,221
Cross Country Healthcare, Inc.*	42,682	213,410
Euronet Worldwide, Inc.*	44,639	1,362,829
FTI Consulting, Inc.*	25,555	846,382
Gartner, Inc.*	10,145	586,888
Matthews International Corp., Class A	36,432	1,341,062
On Assignment, Inc.*	56,990	1,383,147
Parexel International Corp.*	24,999	1,023,709

Computers—3.0%
Electronics for Imaging, Inc.*	49,490	1,322,373
NCR Corp.*	54,325	1,481,442

Distribution/wholesale—1.0%
Ingram Micro, Inc., Class A*	49,100	874,471

Diversified financial services—5.4%
AerCap Holdings N.V.*	42,928	681,267
Cohen & Steers, Inc.	30,040	1,186,880
Investment Technology Group, Inc.*	49,387	537,825
MarketAxess Holdings, Inc.	15,677	663,451
Nationstar Mortgage Holdings, Inc.*	22,452	825,560
The NASDAQ OMX Group, Inc.	37,915	1,117,734

Electric—1.9%
ALLETE, Inc.	34,580	1,775,683

Electrical components & equipment—1.2%
Belden, Inc.	21,840	1,079,333

Electronics—2.1%
FLIR Systems, Inc.	36,850	895,824
Itron, Inc.*	11,465	454,587
Rogers Corp.*	14,474	617,171

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—94.7%	Shares	Value
Engineering & construction—3.0%
Dycom Industries, Inc.*	71,138	$1,374,386
URS Corp.	31,759	1,394,855
Food—0.7%
Hillshire Brands Co.	18,229	654,603

Gas—1.8%
AGL Resources, Inc.	37,835	1,659,065

Healthcare products—1.1%
Merit Medical Systems, Inc.*	105,222	1,017,497

Healthcare services—2.9%
AmSurg Corp.*	47,925	1,608,363
MEDNAX, Inc.*	11,705	1,038,585

Household products/wares—2.0%
Jarden Corp.*	26,450	1,190,514
Prestige Brands Holdings, Inc.*	22,489	606,079

Insurance—5.0%
Allied World Assurance Co. Holdings AG	9,250	839,993
American Equity Investment Life Holding Co.	100,047	1,524,716
Assured Guaranty Ltd.	26,894	554,823
Platinum Underwriters Holdings Ltd.	11,655	661,421
Tower Group International Ltd.	55,746	1,054,715

Internet—3.8%
1-800-Flowers.com, Inc., Class A*	139,650	828,125
Dealertrack Technologies, Inc.*	34,078	949,072
Equinix, Inc.*	5,341	1,143,508
Liquidity Services, Inc.*	18,109	595,786

Machinery-diversified—2.7%
AGCO Corp.	14,505	772,391
Altra Holdings, Inc.	17,449	465,016
IDEX Corp.	24,220	1,260,167

Media—0.7%
John Wiley & Sons, Inc., Class A	17,123	653,585

Metal fabricate/hardware—0.3%
Kaydon Corp.	13,305	317,191

Mining—0.9%
AuRico Gold, Inc.	104,273	539,092
IAMGOLD Corp.	60,495	324,858

Miscellaneous manufacturer—3.6%
AptarGroup, Inc.	16,255	911,905
Barnes Group, Inc.	45,644	1,267,534
Harsco Corp.	50,805	1,109,073

Oil & gas—2.8%
Comstock Resources, Inc.*	33,810	529,465
Range Resources Corp.	12,400	911,648
Rosetta Resources, Inc.*	26,410	1,133,253

Oil & gas services—3.7%
Dresser-Rand Group, Inc.*	29,846	1,659,736
Oceaneering International, Inc.	25,512	1,790,177

Packaging & containers—0.5%
Silgan Holdings, Inc.	10,191	487,843

Pharmaceuticals—1.1%
Herbalife Ltd.	25,637	1,018,045

COMMON STOCKS—94.7%	Shares	Value
Real estate investment trusts (REITs)—2.6%
BioMed Realty Trust, Inc.	12,216	$274,982
Campus Crest Communities, Inc.	58,385	797,539
Government Properties Income Trust	17,089	445,169
Select Income REIT	29,487	841,264

Retail—2.7%
AFC Enterprises, Inc.*	35,413	1,128,966
Nu Skin Enterprises, Inc., Class A	16,290	826,392
RadioShack Corp.	71,305	226,037
Stage Stores, Inc.	12,078	334,440

Savings & loans—2.4%
Beneficial Mutual Bancorp, Inc.*	72,686	621,465
Berkshire Hills Bancorp, Inc.	31,094	804,091
People’s United Financial, Inc.	61,325	807,037

Semiconductors—1.9%
Emulex Corp.*	98,910	593,460
Intersil Corp., Class A	57,055	442,747
Rovi Corp.*	30,756	719,383

Software—4.6%
ACI Worldwide, Inc.*	13,424	631,062
Aspen Technology, Inc.*	64,532	1,966,935
Avid Technology, Inc.*	20,667	136,196
Bottomline Technologies de, Inc.*	44,036	1,153,743
Digital River, Inc.*	21,890	316,967

Telecommunications—2.4%
Cbeyond, Inc.*	44,618	391,746
DigitalGlobe, Inc.*	17,646	515,087
NeuStar, Inc., Class A*	27,585	1,210,154
Neutral Tandem, Inc.	25,535	76,094

Transportation—0.9%
Genesee & Wyoming, Inc., Class A*	9,430	803,436
Total common stocks (cost $55,969,775)		87,417,973

HOLDING COMPANIES—1.3%
Holding companies-diversified—1.3%
National Bank Holdings Corp., Class A	68,696	1,240,650
Total Holding companies (cost $1,297,959)		1,240,650

INVESTMENT COMPANIES—0.6%
Solar Capital Ltd.	21,936	$524,929
Total investment companies (cost $513,079)		524,929

Total investment portfolio (cost $57,780,813) ‡96.6%		89,183,552

Other assets in excess of liabilities 3.4%		3,109,410

Net assets 100.0%		$92,292,962

* Non-income producing security

‡ As of April 30, 2013, aggregate cost for federal income tax purpose was $57,894,967. Net unrealized appreciation(depreciation) on a tax-basis was $31,288,585, including aggregate gross unrealized appreciation and (depreciation) of $35,169,410 and $(3,880,825), respectively. The difference between book-basis and tax-basis unrealized appreciation(depreciation) was primarily attributable to deferral of losses from wash sales.

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2013

EAGLE SMALLER COMPANY FUND (cont’d)
Sector allocation
Sector	Percent of net assets
Financial	23.9%
Consumer, non-cyclical	19.5%
Industrial	16.5%
Technology	9.5%
Energy	7.0%
Communications	6.9%
Consumer, cyclical	4.6%
Basic materials	3.7%
Utilities	3.7%
Diversified	1.3%

The accompanying notes are an integral part of the financial statements.	15

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2013

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Assets
Investments, at value (a)	$320,928,265	$404,868,481	$3,446,474	$112,043,576
Cash	—	6,868,629	96,301	3,401,664
Foreign currency (identified cost $78)	—	—	120	—
Receivable for investments sold	7,292,711	9,535,234	4,383	4,614,687
Receivable for fund shares sold	358,966	2,203,784	8,692	331,730
Receivable for dividends and interest	308,928	466,507	13,599	414,979
Receivable for recoverable foreign withholding taxes	—	98,469	1,292	—
Receivable due from advisor	—	—	33,149	—
Deferred offering costs	—	—	67,067	—
Prepaid expenses	22,444	26,001	—	27,090
Total assets	328,911,314	424,067,105	3,671,077	120,833,726

Liabilities
Payable for investments purchased	4,027,703	10,194,820	82,698	1,052,930
Payable for fund shares redeemed	2,510,562	563,648	431	332,837
Payable to the custodian	296,683	2,850	11,175	1,938
Accrued investment advisory fees	157,725	160,022	—	10,412
Accrued administrative fees	37,406	47,046	—	14,531
Accrued distribution fees	98,068	158,649	1,787	58,043
Accrued transfer agent and shareholder servicing fees	33,145	26,149	18	4,643
Accrued internal audit fees	1,012	1,012	—	1,012
Accrued trustees and officers compensation	8,413	9,928	4,777	9,928
Other accrued expenses	54,007	41,361	24,380	43,063
Total liabilities	7,224,724	11,205,485	125,266	1,529,337
Net assets	321,686,590	412,861,620	3,545,811	119,304,389

Net assets consists of
Paid-in capital	187,851,421	342,763,851	3,405,258	116,194,735
Undistributed net investment income (loss)	(240,889)	59,255	19,706	(58,942)
Accumulated net realized gain (loss)	1,793,347	6,418,798	(3,037)	1,535,733
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	132,282,711	63,619,716	123,884	1,632,863
Net assets	321,686,590	412,861,620	3,545,811	119,304,389

Net assets, at market value
Class A	202,271,367	207,241,343	1,485,194	57,568,170
Class C	68,865,550	145,832,923	2,050,088	55,920,871
Class I	16,109,998	55,740,580	2,633	5,782,664
Class R-3	663,350	3,729,488	2,630	29,825
Class R-5	33,776,325	313,849	2,633	2,859
Class R-6	N/A	3,437	2,633	N/A

Net asset value (“NAV”), offering and redemption price per share (b)
Class A	$35.23	$15.61	$15.04	$15.19
Maximum offering price (c)	36.99	16.39	15.79	15.78
Class C	30.31	15.07	15.02	15.17
Class I	36.06	15.59	15.05	15.22
Class R-3	34.80	15.55	15.03	15.19
Class R-5	35.97	15.57	15.05	15.19
Class R-6	N/A	15.60	15.05	N/A

Shares of beneficial interest outstanding
Class A	5,740,934	13,276,586	98,724	3,788,864
Class C	2,272,154	9,673,894	136,494	3,685,427
Class I	446,703	3,575,261	175	379,952
Class R-3	19,063	239,807	175	1,963
Class R-5	938,903	20,158	175	188
Class R-6	N/A	220	175	N/A

(a) Identified cost	$188,645,554	$341,246,076	$3,322,404	$110,410,713

(b) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c) For all funds except the Eagle Investment Grade Bond Fund, the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the Eagle Investment Grade Bond Fund is computed as 100/96.25 of NAV.

16	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2013

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Small Cap Stock Fund	Eagle Smaller Company Fund

$506,903,317	$450,174,295	$3,295,626,382	$6,878,582	$89,183,552
11,595,548	17,948,514	59,377,823	358,532	3,082,774
—	—	—	—	—
—	225,806	5,498,363	—	1,488,434
1,165,238	403,703	7,876,486	207,573	165,749
91,280	66,237	199,982	1,483	54,043
4,880	—	—	—	—
—	—	—	51,387	—
—	—	—	90,241	—
14,194	19,400	78,884	1,610	4,437
519,774,457	468,837,955	3,368,657,920	7,589,408	93,978,989

5,500,684	—	21,102,329	59,139	1,326,766
1,183,739	1,852,979	3,945,122	—	254,854
3,564	26,145	17,610	19,200	3,660
244,195	173,555	1,382,519	—	27,254
55,590	53,079	308,681	—	8,478
133,058	156,276	337,908	2,992	10,556
49,767	99,804	235,196	26,440	7,299
1,012	1,012	1,012	—	1,012
9,928	9,928	9,928	10,482	9,928
45,219	101,698	193,011	43,525	36,220
7,226,756	2,474,476	27,533,316	161,778	1,686,027
512,547,701	466,363,479	3,341,124,604	7,427,630	92,292,962

371,367,596	402,722,045	2,625,636,112	7,220,123	58,429,287
(1,965,757)	(1,356,418)	(6,969,974)	(14,461)	(65,435)
26,489,296	10,320,019	30,854,102	20,562	2,526,371
116,656,566	54,677,833	691,604,364	201,406	31,402,739
512,547,701	466,363,479	3,341,124,604	7,427,630	92,292,962

267,576,504	210,131,797	855,717,395	3,700,556	16,079,086
94,507,406	133,228,611	156,501,741	3,209,367	8,943,433
103,111,319	113,707,889	1,580,416,974	509,371	67,050,800
10,931,644	7,863,076	111,488,452	2,774	211,980
34,838,686	1,110,503	287,044,451	2,781	3,865
1,582,142	321,603	349,955,591	2,781	3,798

$35.78	$26.89	$47.21	$15.88	$19.92
37.56	28.23	49.56	16.67	20.91
30.84	22.60	39.34	15.83	19.14
36.83	27.66	48.30	15.91	20.28
35.35	26.44	46.62	15.86	19.73
36.80	27.66	48.42	15.89	20.24
36.86	27.73	48.48	15.90	20.27

7,478,806	7,814,355	18,126,661	233,057	807,253
3,064,513	5,896,322	3,978,488	202,707	467,383
2,799,398	4,110,971	32,721,558	32,012	3,306,317
309,272	297,416	2,391,380	175	10,743
946,666	40,148	5,927,997	175	191
42,926	11,597	7,218,460	175	187

$390,246,751	$395,496,462	$2,604,022,018	$6,677,176	$57,780,813

The accompanying notes are an integral part of the financial statements.	17

Statements of Operations

(UNAUDITED)	11.01.2012 to 04.30.2013

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund(†)		Eagle Investment Grade Bond Fund

Investment Income
Dividends (a)	$3,110,235	$6,425,475	$27,428		$—
Interest	—	—	—		1,112,208
Total Income	3,110,235	6,425,475	27,428		1,112,208

Expenses
Investment advisory fees	937,544	893,492	3,516		191,510
Administrative fees
Class A	148,450	139,605	280		46,468
Class C	50,103	96,268	338		44,782
Class I	7,460	22,967	—	(b)	2,988
Class R-3	491	2,544	1		22
Class R-5	16,101	110	—	(b)	1
Class R-6	N/A	2	—	(b)	N/A
Distribution and service fees
Class A	247,416	232,675	467		77,447
Class C	334,022	641,786	2,253		298,544
Class R-3	1,635	8,481	2		73
Transfer agent and shareholder servicing fees
Class A	128,556	88,587	13		16,088
Class C	34,863	64,180	19		21,166
Class I	7,089	26,565	1		2,424
Class R-3	782	2,626	1		32
Class R-5	19,943	28	1		— (b)
Class R-6	N/A	2	1		N/A
Custodian fees	7,228	9,023	11,175		4,338
Professional fees	50,002	46,134	16,144		42,841
State qualification expenses	49,211	56,309	10,378		47,169
Offering costs	—	—	21,062		—
Trustees and officers compensation	21,567	25,019	5,562		25,019
Internal audit fees	4,924	4,924	—		4,924
Other	54,267	52,988	6,975		25,271
Total expenses before adjustments	2,121,654	2,414,315	78,189		851,107
Fees and expenses waived	—	—	(70,467)		(75,065)
Recovered fees previously waived by Manager	—	1	—		—
Expense offsets	(1,735)	(3,232)	—		(2,116)
Total expenses after adjustments	2,119,919	2,411,084	7,722		773,926

Net investment income (loss)	990,316	4,014,391	19,706		338,282

Realized and unrealized gain (loss) on investments
Net realized gain on investments (b)	16,771,610	10,197,022	646		1,549,997
Net realized loss on foreign currency transactions	—	—	(3,683)		—
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	23,783,304	40,817,018	123,884		(1,282,991)
Net gain on investments	40,554,914	51,014,040	120,847		267,006

Net increase in net assets resulting from operations	41,545,230	55,028,431	140,553		605,288

(a) Net of foreign withholding taxes	$—	$54,242	$2,405		$—

(b) Amount is rounded to zero

(†) For the period February 28, 2013 (commencement of operations) to April 30, 2013.

(††)For the period December 31, 2012 (commencement of operations) to April 30, 2013.

18	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2012 to 04.30.2013

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Small Cap Stock Fund(††)	Eagle Smaller Company Fund

$3,500,150	$3,395,695	$17,410,938	$8,509	$645,836
—	—	—	—	—
3,500,150	3,395,695	17,410,938	8,509	645,836

1,404,013	1,489,134	7,870,235	7,427	255,663

185,401	174,826	572,873	727	10,892
65,749	102,789	105,954	948	6,043
45,179	57,634	717,585	118	31,223
6,716	5,354	73,085	1	141
16,365	2,188	131,896	1	2
569	80	148,911	1	2

309,001	291,377	954,786	1,211	18,154
438,327	685,262	706,363	6,319	40,284
22,385	17,846	243,617	4	471

165,989	180,795	512,591	2,984	7,944
42,880	90,107	73,643	2,004	4,774
42,574	197,878	943,721	21,916	55,934
7,489	6,093	76,669	65	324
19,747	13,191	148,979	1	3
70	6	18,886	1	2
10,130	21,383	48,574	25,607	9,209
38,851	38,728	38,851	27,121	38,728
52,552	50,918	115,825	21,577	41,741
—	—	—	37,754	—
25,019	25,019	25,019	13,011	25,019
4,924	4,924	4,925	—	4,924
60,012	134,437	521,319	7,370	15,888
2,963,942	3,589,969	14,054,307	176,168	567,365
—	(125,737)	—	(153,188)	(83,325)
—	2	—	—	—
(4,023)	(6,397)	(22,419)	(10)	(1,673)
2,959,919	3,457,837	14,031,888	22,970	482,367

540,231	(62,142)	3,379,050	(14,461)	163,469

27,677,606	11,323,886	84,423,580	20,562	2,615,484
—	—	—	—	—
47,475,331	60,991,962	326,215,788	201,406	8,294,305
75,152,937	72,315,848	410,639,368	221,968	10,909,789

75,693,168	72,253,706	414,018,418	207,507	11,073,258

$2,649	$3,151	$—	$36	$2,676

The accompanying notes are an integral part of the financial statements.	19

Statements of Changes in Net Assets

	Eagle Capital Appreciation Fund		Eagle Growth & Income Fund		Eagle International Stock Fund
	11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12	11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12	02/28/13(a) to 04/30/13 (†)

Net assets, beginning of period	$313,026,224	$402,173,747	$343,477,294	$228,780,172	$—
Increase (decrease) in net assets from operations
Net investment income (loss)	990,316	(153,101)	4,014,391	5,984,786	19,706
Net realized gain (loss) on investments	16,771,610	45,625,460	10,197,022	6,873,583	646
Net realized loss on foreign currency transactions	—	—	—	(2,372)	(3,683)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	23,783,304	(367,546)	40,817,018	22,325,369	123,884
Net increase in net assets resulting from operations	41,545,230	45,104,813	55,028,431	35,181,366	140,553
Distributions to shareholders from
Net investment income	(1,078,104)	—	(4,350,414)	(5,588,649)	—
Net realized gains	—	—	(6,350,330)	(12,154,993)	—
Total distributions to shareholders	(1,078,104)	—	(10,700,744)	(17,743,642)	—
Fund share transactions
Proceeds from shares sold-Class A	10,407,995	21,659,106	26,422,059	51,424,760	1,424,429
Proceeds issued in connection with merger-Class A	N/A	N/A	N/A	7,847,558	N/A
Issued as reinvestment of distributions-Class A	716,365	—	4,924,980	8,837,454	—
Cost of shares redeemed-Class A	(37,347,964)	(142,289,923)	(22,138,112)	(35,927,410)	(6,385)
Proceeds from shares sold-Class C	2,631,227	2,881,103	17,492,922	38,067,525	1,985,034
Proceeds issued in connection with merger-Class C	N/A	N/A	N/A	7,436,436	N/A
Issued as reinvestment of distributions-Class C	—	—	2,903,772	4,851,500	—
Cost of shares redeemed-Class C	(7,975,553)	(12,989,463)	(10,767,974)	(15,586,817)	(7,820)
Proceeds from shares sold-Class I	2,056,877	3,399,396	14,868,665	30,292,030	2,500
Proceeds issued in connection with merger-Class I	N/A	N/A	N/A	4,853,721	N/A
Issued as reinvestment of distributions-Class I	91,496	—	723,971	804,292	—
Cost of shares redeemed-Class I	(1,974,843)	(9,288,120)	(9,782,837)	(7,822,488)	—
Proceeds from shares sold-Class R-3	84,497	114,731	617,283	2,413,772	2,500
Issued as reinvestment of distributions-Class R-3	215	—	92,946	74,897	—
Cost of shares redeemed-Class R-3	(212,507)	(283,650)	(417,541)	(456,723)	—
Proceeds from shares sold-Class R-5	3,088,267	6,934,710	112,225	157,341	2,500
Proceeds issued in connection with merger-Class R-5	N/A	N/A	N/A	20,748	N/A
Issued as reinvestment of distributions-Class R-5	225,574	—	6,410	2,979	—
Cost of shares redeemed-Class R-5	(3,598,406)	(4,390,226)	(2,229)	(32,371)	—
Proceeds from shares sold-Class R-6	N/A	N/A	—	—	2,500
Issued as reinvestment of distributions-Class R-6	N/A	N/A	99	194	—
Cost of shares redeemed-Class R-6	N/A	N/A	—	—	—
Net increase (decrease) from fund share transactions	(31,806,760)	(134,252,336)	25,056,639	97,259,398	3,405,258
Increase (decrease) in net assets	8,660,366	(89,147,523)	69,384,326	114,697,122	3,545,811
Net assets, end of period (b)	321,686,590	313,026,224	412,861,620	343,477,294	3,545,811
(b) Includes undistributed net investment income (accumulated net investment loss) of	$(240,889)	$(153,101)	$59,255	$395,278	$19,706

Shares issued and redeemed
Shares sold-Class A	315,864	717,778	1,816,286	3,838,861	99,167
Shares issued in connection with merger-Class A	N/A	N/A	N/A	601,815	N/A
Issued as reinvestment of distributions-Class A	22,220	—	348,395	695,331	—
Shares redeemed-Class A	(1,151,659)	(5,029,602)	(1,528,757)	(2,680,955)	(443)
Shares sold-Class C	91,725	109,997	1,234,083	2,935,224	137,040
Shares issued in connection with merger-Class C	N/A	N/A	N/A	588,982	N/A
Issued as reinvestment of distributions-Class C	—	—	213,017	395,863	—
Shares redeemed-Class C	(280,536)	(509,989)	(773,118)	(1,195,012)	(546)
Shares sold-Class I	60,477	110,406	1,012,824	2,266,448	175
Shares issued in connection with merger-Class I	N/A	N/A	N/A	372,654	N/A
Issued as reinvestment of distributions-Class I	2,777	—	51,202	62,333	—
Shares redeemed-Class I	(58,755)	(318,659)	(684,475)	(576,422)	—
Shares sold-Class R-3	2,527	3,865	42,978	177,013	175
Issued as reinvestment of distributions-Class R-3	7	—	6,602	5,849	—
Shares redeemed-Class R-3	(6,515)	(9,184)	(28,232)	(34,855)	—
Shares sold-Class R-5	91,783	229,922	7,710	11,969	175
Shares issued in connection with merger-Class R-5	N/A	N/A	N/A	1,595	N/A
Issued as reinvestment of distributions-Class R-5	6,863	—	452	223	—
Shares redeemed-Class R-5	(104,880)	(143,294)	(154)	(2,424)	—
Shares sold-Class R-6	N/A	N/A	—	—	175
Issued as reinvestment of distributions-Class R-6	N/A	N/A	7	15	—
Shares redeemed-Class R-6	N/A	N/A	—	—	—
Shares issued and redeemed	(1,008,102)	(4,838,760)	1,718,820	7,464,507	235,918

(a) Commencement of operations.

(†) The data for fiscal periods ending after October 31, 2012 are unaudited.

20	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Eagle Investment Grade Bond Fund		Eagle Mid Cap Growth Fund		Eagle Mid Cap Stock Fund		Eagle Small Cap Growth Fund		Eagle Small Cap Stock Fund	Eagle Smaller Company Fund
11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12	11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12	11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12	11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12	12/31/12 (a) to 04/30/13 (†)	11/1/12 to 04/30/13 (†)	11/1/11 to 10/31/12

$133,837,671	$114,492,263	$434,303,948	$386,134,823	$543,439,645	$981,152,942	$2,718,670,112	$1,535,886,218	$—	$78,849,585	$79,210,716

338,282	1,003,191	540,231	(2,766,218)	(62,142)	(1,556,751)	3,379,050	(9,892,974)	(14,461)	163,469	358,971
1,549,997	3,077,067	27,677,606	18,539,962	11,323,886	153,967,944	84,423,580	(33,512,594)	20,562	2,615,484	5,760,464
—	—	—	—	—	—	—	—	—	—	(26)

(1,282,991)	248,865	47,475,331	12,365,462	60,991,962	(80,618,977)	326,215,788	174,682,950	201,406	8,294,305	999,291
605,288	4,329,123	75,693,168	28,139,206	72,253,706	71,792,216	414,018,418	131,277,382	207,507	11,073,258	7,118,700

(354,235)	(1,046,193)	—	—	—	—	(903,321)	—	—	(553,093)	(29,578)
(3,090,100)	(1,008,116)	(15,908,617)	—	(75,993,788)	—	—	—	—	(5,715,716)	(10,468,101)
(3,444,335)	(2,054,309)	(15,908,617)	—	(75,993,788)	—	(903,321)	—	—	(6,268,809)	(10,497,679)

7,305,567	25,680,184	29,002,128	112,576,206	6,424,112	19,725,409	203,740,218	371,729,117	3,586,452	2,304,887	2,932,544
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1,592,314	1,027,730	7,801,024	—	33,533,368	—	—	—	—	930,631	1,365,600
(14,648,957)	(21,213,645)	(33,636,558)	(130,128,815)	(88,414,364)	(341,290,247)	(142,281,468)	(215,827,492)	(1,268)	(1,335,095)	(2,378,466)
4,868,116	20,729,068	6,259,673	19,944,837	2,586,684	6,325,023	19,856,470	34,854,989	3,166,320	1,439,353	1,548,911
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1,407,290	637,068	3,225,017	—	22,414,326	—	—	—	—	536,377	842,720
(11,690,889)	(12,932,756)	(7,273,222)	(13,892,879)	(34,961,045)	(78,390,933)	(11,516,346)	(18,935,695)	(32,005)	(762,812)	(1,173,634)
1,137,909	4,618,682	17,817,149	44,066,950	19,352,084	48,106,027	360,197,789	875,394,108	493,124	7,926,514	9,888,102
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
120,509	70,047	2,660,852	—	15,408,290	—	334,383	—	—	4,468,704	7,797,913
(1,787,495)	(1,521,998)	(10,756,871)	(26,002,685)	(39,531,475)	(107,463,540)	(292,511,851)	(311,625,421)	—	(6,853,863)	(18,015,128)
560	1,343	2,725,656	5,828,678	1,749,636	4,065,929	22,862,705	45,740,438	2,500	89,189	211,273
760	836	279,183	—	932,905	—	—	—	—	4,966	1,082
—	(26,026)	(926,573)	(2,234,679)	(1,236,907)	(2,743,975)	(8,740,413)	(13,151,500)	—	(110,958)	(3,814)
—	—	4,573,886	17,416,695	239,757	4,739,715	50,077,404	138,787,831	2,500	—	—
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
81	61	1,077,504	—	486,525	—	49,011	—	—	275	404
—	—	(5,045,422)	(8,296,646)	(12,620,463)	(62,578,921)	(41,488,538)	(44,560,198)	—	—	—
N/A	N/A	915,821	769,536	303,537	—	69,650,123	216,805,471	2,500	528	—
N/A	N/A	29,351	—	396	—	344,748	—	—	234	341
N/A	N/A	(269,396)	(17,279)	(3,450)	—	(21,234,840)	(27,705,136)	—	(2)	—
(11,694,235)	17,070,594	18,459,202	20,029,919	(73,336,084)	(509,505,513)	209,339,395	1,051,506,512	7,220,123	8,638,928	3,017,848
(14,533,282)	19,345,408	78,243,753	48,169,125	(77,076,166)	(437,713,297)	622,454,492	1,182,783,894	7,427,630	13,443,377	(361,131)
119,304,389	133,837,671	512,547,701	434,303,948	466,363,479	543,439,645	3,341,124,604	2,718,670,112	7,427,630	92,292,962	78,849,585
$(58,942)	$(42,989)	$(1,965,757)	$(2,505,988)	$(1,356,418)	$(1,294,276)	$(6,969,974)	$(9,445,703)	$(14,461)	$(65,435)	$324,189

478,463	1,679,587	861,580	3,756,169	246,329	747,193	4,575,106	9,299,124	233,139	119,987	157,571
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
105,105	67,612	243,174	—	1,381,111	—	—	—	—	51,444	81,920
(965,729)	(1,386,441)	(1,008,227)	(4,081,631)	(3,383,644)	(12,872,006)	(3,223,278)	(5,293,320)	(82)	(69,326)	(129,304)
318,885	1,355,569	216,313	737,445	118,852	271,315	531,116	1,022,708	204,784	77,692	86,646
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
93,058	42,147	116,301	—	1,095,837	—	—	—	—	30,773	52,181
(770,559)	(844,950)	(251,608)	(510,030)	(1,568,359)	(3,358,996)	(312,733)	(559,448)	(2,077)	(41,266)	(65,421)
74,492	301,257	512,985	1,395,748	718,044	1,789,648	7,951,332	21,697,603	32,012	408,247	517,460
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7,941	4,595	80,656	—	617,814	—	7,764	—	—	242,996	460,870
(116,671)	(99,103)	(312,120)	(825,832)	(1,464,498)	(3,933,132)	(6,461,848)	(7,589,962)	—	(352,659)	(969,162)
37	88	81,958	191,423	69,135	152,417	521,915	1,147,045	175	4,615	11,202
50	55	8,799	—	39,050	—	—	—	—	277	65
—	(1,699)	(27,882)	(71,943)	(47,980)	(102,832)	(200,863)	(332,342)	—	(5,827)	(194)
—	—	132,103	552,445	8,824	176,271	1,091,824	3,339,736	175	—	—
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5	4	32,691	—	19,500	—	1,135	—	—	15	24
—	—	(143,931)	(260,178)	(450,836)	(2,263,695)	(908,822)	(1,073,911)	—	—	—
N/A	N/A	26,475	23,665	11,609	—	1,506,920	5,191,879	175	25	—
N/A	N/A	889	—	16	—	7,978	—	—	13	20
N/A	N/A	(7,658)	(529)	(126)	—	(468,064)	(666,828)	—	—	—
(774,923)	1,118,721	562,498	906,752	(2,589,322)	(19,393,817)	4,619,482	26,182,284	468,301	467,006	203,878

The accompanying notes are an integral part of the financial statements.	21

Financial Highlights

Fiscal periods (†)			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (††)		Without expenses waived/ recovered (††)		Net income (loss)	Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A*
11/01/12	04/30/13	$30.95	$0.12	$4.28	$4.40	$(0.12)	$—	$(0.12)	$35.23	1.25	(c)	1.25	(c)	0.75 (c)	20		14.27	$202
11/01/11	10/31/12	26.97	0.02	3.96	3.98	—	—	—	30.95	1.24		1.24		0.06	22		14.76	203
11/01/10	10/31/11	26.24	(0.01)	0.74	0.73	—	—	—	26.97	1.22		1.22		(0.03)	37		2.78	293
11/01/09	10/31/10	22.65	(0.04)	3.63	3.59	—	—	—	26.24	1.27		1.27		(0.18)	45		15.85	469
11/01/08	10/31/09	18.58	(0.06)	4.13	4.07	—	—	—	22.65	1.32		1.32		(0.31)	54		21.91	367
11/01/07	10/31/08	35.99	(0.13)	(12.71)	(12.84)	—	(4.57)	(4.57)	18.58	1.20		1.20		(0.45)	61		(40.38)	329
Class C*
11/01/12	04/30/13	26.62	— (d)	3.69	3.69	—	—	—	30.31	1.97	(c)	1.97	(c)	0.02 (c)	20		13.86	69
11/01/11	10/31/12	23.36	(0.16)	3.42	3.26	—	—	—	26.62	1.94		1.94		(0.64)	22		13.96	66
11/01/10	10/31/11	22.88	(0.18)	0.66	0.48	—	—	—	23.36	1.92		1.92		(0.74)	37		2.10	67
11/01/09	10/31/10	19.90	(0.19)	3.17	2.98	—	—	—	22.88	1.99		1.99		(0.91)	45		14.97	81
11/01/08	10/31/09	16.45	(0.18)	3.63	3.45	—	—	—	19.90	2.08		2.08		(1.07)	54		20.97	84
11/01/07	10/31/08	32.64	(0.30)	(11.32)	(11.62)	—	(4.57)	(4.57)	16.45	1.95		1.95		(1.19)	61		(40.85)	87
Class I*
11/01/12	04/30/13	31.72	0.17	4.40	4.57	(0.23)	—	(0.23)	36.06	0.91	(c)	0.91	(c)	1.04 (c)	20		14.46	16
11/01/11	10/31/12	27.55	0.11	4.06	4.17	—	—	—	31.72	0.92		0.92		0.38	22		15.14	14
11/01/10	10/31/11	26.72	0.08	0.75	0.83	—	—	—	27.55	0.90		0.90		0.28	37		3.11	18
11/01/09	10/31/10	22.98	0.04	3.70	3.74	—	—	—	26.72	0.91		0.91		0.17	45		16.28	11
11/01/08	10/31/09	18.78	0.01	4.19	4.20	—	—	—	22.98	0.94		0.94		0.07	54		22.36	14
11/01/07	10/31/08	36.21	—	(12.86)	(12.86)	—	(4.57)	(4.57)	18.78	0.79		0.79		(0.01)	61		(40.16)	10
Class R-3*
11/01/12	04/30/13	30.53	0.07	4.21	4.28	(0.01)	—	(0.01)	34.80	1.61	(c)	1.61	(c)	0.46 (c)	20		14.02	1
11/01/11	10/31/12	26.68	(0.06)	3.91	3.85	—	—	—	30.53	1.53		1.53		(0.22)	22		14.43	1
11/01/10	10/31/11	26.03	(0.09)	0.74	0.65	—	—	—	26.68	1.51		1.51		(0.33)	37		2.50	1
11/01/09	10/31/10	22.52	(0.10)	3.61	3.51	—	—	—	26.03	1.49		1.49		(0.41)	45		15.59	1
11/01/08	10/31/09	18.51	(0.10)	4.11	4.01	—	—	—	22.52	1.49		1.49		(0.51)	54		21.66	1
11/01/07	10/31/08	35.97	(0.20)	(12.69)	(12.89)	—	(4.57)	(4.57)	18.51	1.42		1.42		(0.70)	61		(40.56)	0
Class R-5*
11/01/12	04/30/13	31.66	0.17	4.38	4.55	(0.24)	—	(0.24)	35.97	0.94	(c)	0.94	(c)	1.02 (c)	20		14.43	34
11/01/11	10/31/12	27.50	0.11	4.05	4.16	—	—	—	31.66	0.92		0.92		0.37	22		15.13	30
11/01/10	10/31/11	26.67	0.07	0.76	0.83	—	—	—	27.50	0.93		0.93		0.25	37		3.11	24
11/01/09	10/31/10	22.94	0.06	3.67	3.73	—	—	—	26.67	0.87		0.87		0.22	45		16.26	24
11/01/08	10/31/09	18.73	0.02	4.19	4.21	—	—	—	22.94	0.87		0.87		0.12	54		22.48	20
11/01/07	10/31/08	36.13	(0.04)	(12.79)	(12.83)	—	(4.57)	(4.57)	18.73	0.83		0.83		(0.13)	61		(40.17)	16

Eagle Growth & Income Fund
Class A*
11/01/12	04/30/13	13.87	0.18	2.00	2.18	(0.19)	(0.25)	(0.44)	15.61	1.09	(c)	1.09	(c)	2.45 (c)	19		16.08	207
11/01/11	10/31/12	13.14	0.30	1.36	1.66	(0.27)	(0.66)	(0.93)	13.87	1.12		1.12		2.25	20		13.48	175
11/01/10	10/31/11	12.83	0.27	0.30	0.57	(0.26)	—	(0.26)	13.14	1.21		1.21		2.02	123	(e)	4.46	134
11/01/09	10/31/10	11.57	0.20	1.26	1.46	(0.20)	—	(0.20)	12.83	1.40		1.30		1.61	50		12.65	128
11/01/08	10/31/09	9.71	0.31	1.86	2.17	(0.31)	—	(0.31)	11.57	1.39		1.55		3.12	57		22.88	90
11/01/07	10/31/08	17.77	0.37	(6.27)	(5.90)	(0.35)	(1.81)	(2.16)	9.71	1.35		1.33		2.75	64		(37.25)	61
Class C*
11/01/12	04/30/13	13.41	0.12	1.93	2.05	(0.14)	(0.25)	(0.39)	15.07	1.84	(c)	1.84	(c)	1.68 (c)	19		15.62	146
11/01/11	10/31/12	12.74	0.20	1.32	1.52	(0.19)	(0.66)	(0.85)	13.41	1.86		1.86		1.50	20		12.67	121
11/01/10	10/31/11	12.46	0.17	0.29	0.46	(0.18)	—	(0.18)	12.74	1.93		1.93		1.30	123	(e)	3.68	80
11/01/09	10/31/10	11.24	0.11	1.23	1.34	(0.12)	—	(0.12)	12.46	2.12		2.05		0.89	50		11.95	72
11/01/08	10/31/09	9.45	0.23	1.80	2.03	(0.24)	—	(0.24)	11.24	2.19		2.31		2.35	57		21.89	49
11/01/07	10/31/08	17.34	0.26	(6.10)	(5.84)	(0.24)	(1.81)	(2.05)	9.45	2.15		2.09		1.95	64		(37.75)	36
Class I*
11/01/12	04/30/13	13.85	0.19	2.01	2.20	(0.21)	(0.25)	(0.46)	15.59	0.81	(c)	0.81	(c)	2.69 (c)	19		16.26	56
11/01/11	10/31/12	13.13	0.34	1.36	1.70	(0.32)	(0.66)	(0.98)	13.85	0.83		0.83		2.49	20		13.79	44
11/01/10	10/31/11	12.82	0.32	0.29	0.61	(0.30)	—	(0.30)	13.13	0.88		0.87		2.39	123	(e)	4.77	14
11/01/09	10/31/10	11.56	0.29	1.22	1.51	(0.25)	—	(0.25)	12.82	0.95		0.97		2.01	50		13.15	9
03/18/09	10/31/09	8.43	0.20	3.20	3.40	(0.27)	—	(0.27)	11.56	0.95	(c)	1.12	(c)	3.08 (c)	57		40.72	2

22	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods (†)			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (††)		Without expenses waived/ recovered (††)		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Growth & Income Fund (cont’d)
Class R-3*
11/01/12	04/30/13	$13.82	$0.15	$2.00	$2.15	$(0.17)	$(0.25)	$(0.42)	$15.55	1.40	(c)	1.40	(c)	2.11	(c)	19		15.92	$4
11/01/11	10/31/12	13.10	0.26	1.36	1.62	(0.24)	(0.66)	(0.90)	13.82	1.41		1.41		1.95		20		13.13	3
11/01/10	10/31/11	12.81	0.23	0.30	0.53	(0.24)	—	(0.24)	13.10	1.51		1.51		1.71		123	(e)	4.14	1
11/01/09	10/31/10	11.55	0.18	1.26	1.44	(0.18)	—	(0.18)	12.81	1.54		1.54		1.46		50		12.54	0
09/30/09	10/31/09	11.84	0.01	(0.22)	(0.21)	(0.08)	—	(0.08)	11.55	1.65	(c)	1.56	(c)	0.94	(c)	57		(1.83)	0
Class R-5*
11/01/12	04/30/13	13.84	0.19	2.01	2.20	(0.22)	(0.25)	(0.47)	15.57	0.72	(c)	0.72	(c)	2.60	(c)	19		16.26	0
11/01/11	10/31/12	13.13	0.32	1.37	1.69	(0.32)	(0.66)	(0.98)	13.84	0.86		0.84		2.37		20		13.69	0
11/01/10	10/31/11	12.83	0.29	0.32	0.61	(0.31)	—	(0.31)	13.13	0.95		0.85		2.17		123	(e)	4.77	0
12/28/09	10/31/10	12.11	0.22	0.69	0.91	(0.19)	—	(0.19)	12.83	0.95	(c)	1.85	(c)	2.11	(c)	50		7.53	0
Class R-6*
11/01/12	04/30/13	13.86	0.19	2.00	2.19	(0.20)	(0.25)	(0.45)	15.60	0.84	(c)	0.81	(c)	2.70	(c)	19		16.23	0
11/01/11	10/31/12	13.13	0.34	1.35	1.69	(0.30)	(0.66)	(0.96)	13.86	0.85		0.86		2.54		20		13.73	0
08/15/11	10/31/11	12.70	0.06	0.44	0.50	(0.07)	—	(0.07)	13.13	0.85	(c)	0.96	(c)	2.17	(c)	123	(e)	4.00	0

Eagle International Stock Fund
Class A*
02/28/13	04/30/13	14.29	0.12	0.63	0.75	—	—	—	15.04	1.46	(c)	21.40	(c)	4.81	(c)	—		5.25	1
Class C*
02/28/13	04/30/13	14.29	0.11	0.62	0.73	—	—	—	15.02	2.21	(c)	16.77	(c)	4.72	(c)	—		5.11	2
Class I*
02/28/13	04/30/13	14.29	0.12	0.64	0.76	—	—	—	15.05	1.15	(c)	23.74	(c)	4.79	(c)	—		5.32	0
Class R-3*
02/28/13	04/30/13	14.29	0.10	0.64	0.74	—	—	—	15.03	1.75	(c)	24.29	(c)	4.19	(c)	—		5.18	0
Class R-5*
02/28/13	04/30/13	14.29	0.12	0.64	0.76	—	—	—	15.05	1.15	(c)	23.74	(c)	4.79	(c)	—		5.32	0
Class R-6*
02/28/13	04/30/13	14.29	0.12	0.64	0.76	—	—	—	15.05	1.05	(c)	23.74	(c)	4.89	(c)	—		5.32	0

Eagle Investment Grade Bond Fund
Class A*
11/01/12	04/30/13	15.51	0.07	0.04	0.11	(0.07)	(0.36)	(0.43)	15.19	0.85	(c)	0.98	(c)	0.89	(c)	43		0.71	58
11/01/11	10/31/12	15.25	0.18	0.39	0.57	(0.18)	(0.13)	(0.31)	15.51	0.85		0.96		1.15		94		3.77	65
11/01/10	10/31/11	15.15	0.20	0.21	0.41	(0.23)	(0.08)	(0.31)	15.25	0.85		1.04		1.34		78		2.75	58
03/01/10	10/31/10	14.44	0.16	0.67	0.83	(0.12)	—	(0.12)	15.15	0.85	(c)	1.48	(c)	1.51	(c)	53		5.78	48
Class C*
11/01/12	04/30/13	15.49	0.01	0.04	0.05	(0.01)	(0.36)	(0.37)	15.17	1.65	(c)	1.75	(c)	0.09	(c)	43		0.30	56
11/01/11	10/31/12	15.23	0.05	0.40	0.45	(0.06)	(0.13)	(0.19)	15.49	1.65		1.72		0.34		94		2.96	63
11/01/10	10/31/11	15.13	0.08	0.21	0.29	(0.11)	(0.08)	(0.19)	15.23	1.65		1.79		0.55		78		1.95	53
03/01/10	10/31/10	14.44	0.07	0.68	0.75	(0.06)	—	(0.06)	15.13	1.65	(c)	2.23	(c)	0.68	(c)	53		5.23	50
Class I*
11/01/12	04/30/13	15.54	0.09	0.04	0.13	(0.09)	(0.36)	(0.45)	15.22	0.60	(c)	0.71	(c)	1.14	(c)	43		0.83	6
11/01/11	10/31/12	15.27	0.21	0.41	0.62	(0.22)	(0.13)	(0.35)	15.54	0.60		0.67		1.38		94		4.09	6
11/01/10	10/31/11	15.17	0.24	0.20	0.44	(0.26)	(0.08)	(0.34)	15.27	0.60		0.74		1.58		78		2.97	3
03/01/10	10/31/10	14.44	0.16	0.71	0.87	(0.14)	—	(0.14)	15.17	0.60	(c)	2.11	(c)	1.59	(c)	53		6.05	4
Class R-3*
11/01/12	04/30/13	15.51	0.04	0.05	0.09	(0.05)	(0.36)	(0.41)	15.19	1.15	(c)	1.40	(c)	0.59	(c)	43		0.56	0
11/01/11	10/31/12	15.24	0.13	0.40	0.53	(0.13)	(0.13)	(0.26)	15.51	1.15		1.35		0.88		94		3.49	0
11/01/10	10/31/11	15.15	0.16	0.19	0.35	(0.18)	(0.08)	(0.26)	15.24	1.15		1.39		1.04		78		2.38	0
03/01/10	10/31/10	14.44	0.05	0.76	0.81	(0.10)	—	(0.10)	15.15	1.14	(c)	1.95	(c)	0.91	(c)	53		5.63	0
Class R-5*
11/01/12	04/30/13	15.51	0.09	0.04	0.13	(0.09)	(0.36)	(0.45)	15.19	0.60	(c)	0.64	(c)	1.16	(c)	43		0.82	0
11/01/11	10/31/12	15.22	0.22	0.41	0.63	(0.21)	(0.13)	(0.34)	15.51	0.60		0.60		1.41		94		4.20	0
11/01/10	10/31/11	15.13	0.24	0.19	0.43	(0.26)	(0.08)	(0.34)	15.22	0.60		6.01		1.59		78		2.91	0
03/01/10	10/31/10	14.44	0.18	0.65	0.83	(0.14)	—	(0.14)	15.13	0.61	(c)	4.92	(c)	1.77	(c)	53		5.75	0

The accompanying notes are an integral part of the financial statements.	23

Financial Highlights

Fiscal periods (†)			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (††)		Without expenses waived/ recovered (††)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Growth Fund
Class A*
11/01/12	04/30/13	$31.52	$0.05	$5.35	$5.40	$—	$(1.14)	$(1.14)	$35.78	1.21	(c)	1.21	(c)	0.28	(c)	27	17.56	$268
11/01/11	10/31/12	29.96	(0.18)	1.74	1.56	—	—	—	31.52	1.22		1.22		(0.57)		87	5.21	233
11/01/10	10/31/11	28.03	(0.19)	2.12	1.93	—	—	—	29.96	1.23		1.23		(0.60)		91	6.89	231
11/01/09	10/31/10	21.25	(0.09)	6.87	6.78	—	—	—	28.03	1.33		1.33		(0.36)		96	31.91	140
11/01/08	10/31/09	18.63	(0.11)	2.73	2.62	—	—	—	21.25	1.44		1.44		(0.59)		127	14.06	95
11/01/07	10/31/08	34.48	(0.20)	(10.29)	(10.49)	—	(5.36)	(5.36)	18.63	1.30		1.30		(0.74)		141	(35.68)	86
Class C*
11/01/12	04/30/13	27.41	(0.06)	4.63	4.57	—	(1.14)	(1.14)	30.84	1.93	(c)	1.93	(c)	(0.43	)(c)	27	17.15	95
11/01/11	10/31/12	26.24	(0.34)	1.51	1.17	—	—	—	27.41	1.92		1.92		(1.27)		87	4.46	82
11/01/10	10/31/11	24.71	(0.35)	1.88	1.53	—	—	—	26.24	1.94		1.94		(1.30)		91	6.19	72
11/01/09	10/31/10	18.88	(0.24)	6.07	5.83	—	—	—	24.71	2.10		2.10		(1.11)		96	30.88	58
11/01/08	10/31/09	16.68	(0.23)	2.43	2.20	—	—	—	18.88	2.22		2.22		(1.36)		127	13.19	45
11/01/07	10/31/08	31.65	(0.36)	(9.25)	(9.61)	—	(5.36)	(5.36)	16.68	2.05		2.05		(1.48)		141	(36.16)	42
Class I*
11/01/12	04/30/13	32.36	0.10	5.51	5.61	—	(1.14)	(1.14)	36.83	0.87	(c)	0.87	(c)	0.61	(c)	27	17.76	103
11/01/11	10/31/12	30.66	(0.07)	1.77	1.70	—	—	—	32.36	0.88		0.88		(0.23)		87	5.54	81
11/01/10	10/31/11	28.58	(0.09)	2.17	2.08	—	—	—	30.66	0.89		0.88		(0.29)		91	7.28	60
11/01/09	10/31/10	21.58	(0.02)	7.02	7.00	—	—	—	28.58	0.95		0.95		(0.07)		96	32.44	15
11/01/08	10/31/09	18.83	(0.02)	2.77	2.75	—	—	—	21.58	0.95		1.05		(0.13)		127	14.60	6
11/01/07	10/31/08	34.69	(0.12)	(10.38)	(10.50)	—	(5.36)	(5.36)	18.83	0.95		1.04		(0.54)		141	(35.46)	0
Class R-3*
11/01/12	04/30/13	31.19	— (d)	5.30	5.30	—	(1.14)	(1.14)	35.35	1.50	(c)	1.50	(c)	(0.01	)(c)	27	17.42	11
11/01/11	10/31/12	29.73	(0.26)	1.72	1.46	—	—	—	31.19	1.49		1.49		(0.84)		87	4.91	8
11/01/10	10/31/11	27.88	(0.27)	2.12	1.85	—	—	—	29.73	1.52		1.52		(0.89)		91	6.64	4
11/01/09	10/31/10	21.19	(0.19)	6.88	6.69	—	—	—	27.88	1.61		1.61		(0.72)		96	31.57	1
01/12/09	10/31/09	16.84	(0.15)	4.50	4.35	—	—	—	21.19	1.74	(c)	1.74	(c)	(0.94	)(c)	127	25.83	0
Class R-5*
11/01/12	04/30/13	32.34	0.10	5.50	5.60	—	(1.14)	(1.14)	36.80	0.90	(c)	0.90	(c)	0.60	(c)	27	17.74	35
11/01/11	10/31/12	30.64	(0.08)	1.78	1.70	—	—	—	32.34	0.90		0.90		(0.25)		87	5.55	30
11/01/10	10/31/11	28.56	(0.11)	2.19	2.08	—	—	—	30.64	0.91		0.91		(0.35)		91	7.28	19
12/28/09	10/31/10	24.70	(0.12)	3.98	3.86	—	—	—	28.56	0.95	(c)	1.15	(c)	(0.44	)(c)	96	15.63	0
Class R-6*
11/01/12	04/30/13	32.37	0.10	5.53	5.63	—	(1.14)	(1.14)	36.86	0.79	(c)	0.79	(c)	0.59	(c)	27	17.82	2
11/01/11	10/31/12	30.76	(0.05)	1.66	1.61	—	—	—	32.37	0.80		0.80		(0.16)		87	5.23	1
08/15/11	10/31/11	29.65	(0.02)	1.13	1.11	—	—	—	30.76	0.85	(c)	0.85	(c)	(0.32	)(c)	91	3.74	0

Eagle Mid Cap Stock Fund
Class A*
11/01/12	04/30/13	27.14	0.02	3.75	3.77	—	(4.02)	(4.02)	26.89	1.26	(c)	1.26	(c)	0.12	(c)	17	15.49	210
11/01/11	10/31/12	25.07	(0.02)	2.09	2.07	—	—	—	27.14	1.20		1.20		(0.09)		184	8.26	260
11/01/10	10/31/11	25.37	(0.03)	(0.27)	(0.30)	—	—	—	25.07	1.14		1.14		(0.11)		242	(1.18)	544
11/01/09	10/31/10	21.10	(0.07)	4.34	4.27	—	—	—	25.37	1.20		1.20		(0.32)		245	20.24	736
11/01/08	10/31/09	18.34	(0.03)	2.79	2.76	—	—	—	21.10	1.26		1.26		(0.18)		196	15.05	812
11/01/07	10/31/08	32.59	(0.09)	(10.83)	(10.92)	—	(3.33)	(3.33)	18.34	1.15		1.15		(0.34)		176	(37.04)	780
Class C*
11/01/12	04/30/13	23.49	(0.07)	3.20	3.13	—	(4.02)	(4.02)	22.60	1.99	(c)	1.99	(c)	(0.63	)(c)	17	15.13	133
11/01/11	10/31/12	21.86	(0.20)	1.83	1.63	—	—	—	23.49	1.92		1.92		(0.85)		184	7.46	147
11/01/10	10/31/11	22.28	(0.19)	(0.23)	(0.42)	—	—	—	21.86	1.85		1.85		(0.83)		242	(1.89)	204
11/01/09	10/31/10	18.67	(0.21)	3.82	3.61	—	—	—	22.28	1.93		1.93		(1.06)		245	19.34	239
11/01/08	10/31/09	16.34	(0.15)	2.48	2.33	—	—	—	18.67	2.00		2.00		(0.93)		196	14.26	232
11/01/07	10/31/08	29.62	(0.25)	(9.70)	(9.95)	—	(3.33)	(3.33)	16.34	1.88		1.88		(1.07)		176	(37.53)	229

24	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods (†)			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (††)		Without expenses waived/ recovered (††)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Stock Fund (cont’d)
Class I*
11/01/12	04/30/13	$27.76	$0.05	$3.87	$3.92	$—	$(4.02)	$(4.02)	$27.66	0.95	(c)	1.15	(c)	0.39	(c)	17	15.70	$114
11/01/11	10/31/12	25.58	0.04	2.14	2.18	—	—	—	27.76	0.91		0.91		0.16		184	8.52	118
11/01/10	10/31/11	25.79	0.07	(0.28)	(0.21)	—	—	—	25.58	0.79		0.79		0.24		242	(0.81)	163
11/01/09	10/31/10	21.36	0.01	4.42	4.43	—	—	—	25.79	0.79		0.79		0.06		245	20.74	340
11/01/08	10/31/09	18.49	0.03	2.84	2.87	—	—	—	21.36	0.87		0.87		0.16		196	15.52	254
11/01/07	10/31/08	32.74	—	(10.92)	(10.92)	—	(3.33)	(3.33)	18.49	0.81		0.81		(0.02)		176	(36.85)	79
Class R-3*
11/01/12	04/30/13	26.78	(0.03)	3.71	3.68	—	(4.02)	(4.02)	26.44	1.53	(c)	1.53	(c)	(0.25	)(c)	17	15.35	8
11/01/11	10/31/12	24.80	(0.12)	2.10	1.98	—	—	—	26.78	1.49		1.49		(0.47)		184	7.98	6
11/01/10	10/31/11	25.17	(0.11)	(0.26)	(0.37)	—	—	—	24.80	1.43		1.43		(0.43)		242	(1.47)	5
11/01/09	10/31/10	20.98	(0.13)	4.32	4.19	—	—	—	25.17	1.41		1.41		(0.57)		245	19.97	4
11/01/08	10/31/09	18.26	(0.06)	2.78	2.72	—	—	—	20.98	1.40		1.40		(0.35)		196	14.90	3
11/01/07	10/31/08	32.52	(0.13)	(10.80)	(10.93)	—	(3.33)	(3.33)	18.26	1.33		1.33		(0.53)		176	(37.16)	1
Class R-5*
11/01/12	04/30/13	27.77	0.10	3.81	3.91	—	(4.02)	(4.02)	27.66	0.95	(c)	1.41	(c)	0.72	(c)	17	15.65	1
11/01/11	10/31/12	25.60	0.05	2.12	2.17	—	—	—	27.77	0.94		0.94		0.19		184	8.48	13
11/01/10	10/31/11	25.83	0.05	(0.28)	(0.23)	—	—	—	25.60	0.85		0.85		0.18		242	(0.89)	65
11/01/09	10/31/10	21.39	0.02	4.42	4.44	—	—	—	25.83	0.78		0.78		0.09		245	20.76	72
11/01/08	10/31/09	18.50	0.05	2.84	2.89	—	—	—	21.39	0.79		0.79		0.28		196	15.62	60
11/01/07	10/31/08	32.73	0.02	(10.92)	(10.90)	—	(3.33)	(3.33)	18.50	0.74		0.74		0.06		176	(36.80)	24
Class R-6*
11/01/12	04/30/13	27.81	(0.02)	3.96	3.94	—	(4.02)	(4.02)	27.73	0.82	(c)	0.81	(c)	(0.13	)(c)	17	15.75	0
11/01/11	10/31/12	25.70	0.05	2.06	2.11	—	—	—	27.81	0.85		0.91		0.18		184	8.21	0
08/15/11	10/31/11	25.41	0.01	0.28	0.29	—	—	—	25.70	0.85	(c)	0.85	(c)	0.24	(c)	242	1.14	0

Eagle Small Cap Growth Fund
Class A*
11/01/12	04/30/13	41.13	0.01	6.07	6.08	—	—	—	47.21	1.11	(c)	1.11	(c)	0.05	(c)	18	14.78	856
11/01/11	10/31/12	38.93	(0.24)	2.44	2.20	—	—	—	41.13	1.11		1.11		(0.61)		44	5.65	690
11/01/10	10/31/11	33.79	(0.27)	5.41	5.14	—	—	—	38.93	1.16		1.16		(0.69)		36	15.21	497
11/01/09	10/31/10	25.10	(0.16)	8.85	8.69	—	—	—	33.79	1.31		1.31		(0.55)		49	34.62	266
11/01/08	10/31/09	22.52	(0.18)	2.76	2.58	—	—	—	25.10	1.37		1.37		(0.83)		110	11.46	200
11/01/07	10/31/08	41.33	(0.16)	(12.81)	(12.97)	—	(5.84)	(5.84)	22.52	1.27		1.27		(0.50)		51	(35.81)	189
Class C*
11/01/12	04/30/13	34.40	(0.12)	5.06	4.94	—	—	—	39.34	1.83	(c)	1.83	(c)	(0.67	)(c)	18	14.36	157
11/01/11	10/31/12	32.78	(0.44)	2.06	1.62	—	—	—	34.40	1.83		1.83		(1.32)		44	4.94	129
11/01/10	10/31/11	28.65	(0.46)	4.59	4.13	—	—	—	32.78	1.86		1.86		(1.40)		36	14.42	108
11/01/09	10/31/10	21.44	(0.31)	7.52	7.21	—	—	—	28.65	2.05		2.05		(1.25)		49	33.63	72
11/01/08	10/31/09	19.40	(0.30)	2.34	2.04	—	—	—	21.44	2.17		2.17		(1.63)		110	10.52	60
11/01/07	10/31/08	36.69	(0.34)	(11.11)	(11.45)	—	(5.84)	(5.84)	19.40	2.02		2.02		(1.25)		51	(36.26)	59
Class I*
11/01/12	04/30/13	42.04	0.08	6.20	6.28	(0.02)	—	(0.02)	48.30	0.80	(c)	0.80	(c)	0.36	(c)	18	14.93	1,580
11/01/11	10/31/12	39.65	(0.11)	2.50	2.39	—	—	—	42.04	0.78		0.78		(0.28)		44	6.03	1,313
11/01/10	10/31/11	34.41	(0.14)	5.38	5.24	—	—	—	39.65	0.82		0.83		(0.37)		36	15.23	679
11/01/09	10/31/10	25.44	(0.12)	9.09	8.97	—	—	—	34.41	0.86		0.86		(0.34)		49	35.26	97
11/01/08	10/31/09	22.72	(0.08)	2.80	2.72	—	—	—	25.44	0.87		0.87		(0.37)		110	11.97	20
11/01/07	10/31/08	41.51	(0.08)	(12.87)	(12.95)	—	(5.84)	(5.84)	22.72	0.93		0.93		(0.27)		51	(35.57)	10
Class R-3*
11/01/12	04/30/13	40.68	(0.05)	5.99	5.94	—	—	—	46.62	1.38	(c)	1.38	(c)	(0.25	)(c)	18	14.60	111
11/01/11	10/31/12	38.58	(0.35)	2.45	2.10	—	—	—	40.68	1.38		1.38		(0.88)		44	5.44	84
11/01/10	10/31/11	33.52	(0.34)	5.40	5.06	—	—	—	38.58	1.37		1.37		(0.90)		36	15.10	48
11/01/09	10/31/10	24.96	(0.19)	8.75	8.56	—	—	—	33.52	1.55		1.55		(0.66)		49	34.29	2
11/01/08	10/31/09	22.44	(0.18)	2.70	2.52	—	—	—	24.96	1.54		1.54		(1.01)		110	11.23	2
11/01/07	10/31/08	41.25	(0.20)	(12.77)	(12.97)	—	(5.84)	(5.84)	22.44	1.42		1.42		(0.67)		51	(35.88)	1

The accompanying notes are an integral part of the financial statements.	25

Financial Highlights

Fiscal periods (†)			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (††)		Without expenses waived/ recovered (††)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Small Cap Growth Fund (cont’d)
Class R-5*
11/01/12	04/30/13	$42.14	$0.08	$6.21	$6.29	$(0.01)	$—	$(0.01)	$48.42	0.79	(c)	0.79	(c)	0.37	(c)	18	14.92	$287
11/01/11	10/31/12	39.74	(0.12)	2.52	2.40	—	—	—	42.14	0.80		0.80		(0.29)		44	6.04	242
11/01/10	10/31/11	34.39	(0.16)	5.51	5.35	—	—	—	39.74	0.85		0.85		(0.39)		36	15.56	138
11/01/09	10/31/10	25.43	(0.04)	9.00	8.96	—	—	—	34.39	0.88		0.88		(0.14)		49	35.23	49
11/01/08	10/31/09	22.72	(0.09)	2.80	2.71	—	—	—	25.43	0.90		0.90		(0.40)		110	11.93	30
11/01/07	10/31/08	41.50	(0.05)	(12.89)	(12.94)	—	(5.84)	(5.84)	22.72	0.90		0.90		(0.15)		51	(35.55)	11
Class R-6*
11/01/12	04/30/13	42.20	0.10	6.23	6.33	(0.05)	—	(0.05)	48.48	0.69	(c)	0.69	(c)	0.46	(c)	18	15.03	350
11/01/11	10/31/12	39.76	(0.09)	2.53	2.44	—	—	—	42.20	0.69		0.69		(0.22)		44	6.14	260
08/15/11	10/31/11	37.85	(0.06)	1.97	1.91	—	—	—	39.76	0.85	(c)	0.85	(c)	(0.75	)(c)	36	5.05	65

Eagle Small Cap Stock Fund
Class A*
12/31/12	04/30/13	14.29	(0.04)	1.63	1.59	—	—	—	15.88	1.50	(c)	14.22	(c)	(0.86	)(c)	12	11.13	4
Class C*
12/31/12	04/30/13	14.29	(0.08)	1.62	1.54	—	—	—	15.83	2.30	(c)	11.18	(c)	(1.58	)(c)	12	10.78	3
Class I*
12/31/12	04/30/13	14.29	(0.01)	1.63	1.62	—	—	—	15.91	0.95	(c)	30.21	(c)	(0.25	)(c)	12	11.34	1
Class R-3*
12/31/12	04/30/13	14.29	(0.06)	1.63	1.57	—	—	—	15.86	1.70	(c)	32.36	(c)	(1.10	)(c)	12	10.99	0
Class R-5*
12/31/12	04/30/13	14.29	(0.02)	1.62	1.60	—	—	—	15.89	0.95	(c)	24.66	(c)	(0.36	)(c)	12	11.20	0
Class R-6*
12/31/12	04/30/13	14.29	(0.01)	1.62	1.61	—	—	—	15.90	0.85	(c)	24.66	(c)	(0.26	)(c)	12	11.27	0

Eagle Smaller Company Fund
Class A*
11/01/12	04/30/13	18.93	0.01	2.46	2.47	(0.09)	(1.39)	(1.48)	19.92	1.36	(c)	1.42	(c)	0.15	(c)	10	13.83	16
11/01/11	10/31/12	20.05	0.04	1.47	1.51	—	(2.63)	(2.63)	18.93	1.35		1.42		0.23		13	9.31	13
11/01/10	10/31/11	19.63	(0.05)	2.23	2.18	—	(1.76)	(1.76)	20.05	1.40		1.44		(0.25)		36	11.35	12
11/01/09	10/31/10	16.54	(0.09)	3.75	3.66	—	(0.57)	(0.57)	19.63	1.50		1.67		(0.46)		22	22.63	10
11/03/08	10/31/09	14.29	(0.07)	2.32	2.25	—	—	—	16.54	1.48	(c)	4.53	(c)	(0.45	)(c)	23	15.75	6
Class C*
11/01/12	04/30/13	18.22	(0.06)	2.37	2.31	—	(1.39)	(1.39)	19.14	2.12	(c)	2.18	(c)	(0.61	)(c)	10	13.42	9
11/01/11	10/31/12	19.52	(0.10)	1.43	1.33	—	(2.63)	(2.63)	18.22	2.11		2.19		(0.54)		13	8.54	7
11/01/10	10/31/11	19.32	(0.22)	2.18	1.96	—	(1.76)	(1.76)	19.52	2.28		2.21		(1.13)		36	10.31	6
11/01/09	10/31/10	16.41	(0.23)	3.71	3.48	—	(0.57)	(0.57)	19.32	2.30		2.49		(1.25)		22	21.69	5
11/03/08	10/31/09	14.29	(0.19)	2.31	2.12	—	—	—	16.41	2.28	(c)	5.37	(c)	(1.27	)(c)	23	14.84	3
Class I*
11/01/12	04/30/13	19.28	0.06	2.49	2.55	(0.16)	(1.39)	(1.55)	20.28	0.95	(c)	1.19	(c)	0.57	(c)	10	14.06	67
11/01/11	10/31/12	20.31	0.12	1.49	1.61	(0.01)	(2.63)	(2.64)	19.28	0.95		1.17		0.61		13	9.74	58
11/01/10	10/31/11	19.80	0.04	2.24	2.28	(0.01)	(1.76)	(1.77)	20.31	0.95		1.19		0.20		36	11.81	61
11/01/09	10/31/10	16.59	0.02	3.77	3.79	(0.01)	(0.57)	(0.58)	19.80	0.95		1.56		0.11		22	23.39	56
03/09/09	10/31/09	9.65	(0.01)	6.95	6.94	—	—	—	16.59	0.95	(c)	1.80	(c)	(0.04	)(c)	23	71.92	49
Class R-3*
11/01/12	04/30/13	18.77	— (d)	2.42	2.42	(0.07)	(1.39)	(1.46)	19.73	1.68	(c)	1.91	(c)	(0.01	)(c)	10	13.65	0
11/01/11	10/31/12	19.96	— (d)	1.44	1.44	—	(2.63)	(2.63)	18.77	1.70		1.80		0.02		13	8.95	0
11/01/10	10/31/11	19.60	(0.11)	2.23	2.12	—	(1.76)	(1.76)	19.96	1.70		1.67		(0.55)		36	11.03	0
12/28/09	10/31/10	17.86	(0.11)	1.85	1.74	—	—	—	19.60	1.71	(c)	2.68	(c)	(0.69	)(c)	22	9.74	0
Class R-5*
11/01/12	04/30/13	19.25	0.05	2.50	2.55	(0.17)	(1.39)	(1.56)	20.24	0.95	(c)	1.15	(c)	0.57	(c)	10	14.08	0
11/01/11	10/31/12	20.30	0.12	1.48	1.60	(0.02)	(2.63)	(2.65)	19.25	0.95		1.28		0.62		13	9.72	0
11/01/10	10/31/11	19.79	0.04	2.25	2.29	(0.02)	(1.76)	(1.78)	20.30	0.95		1.13		0.21		36	11.83	0
12/28/09	10/31/10	17.92	0.01	1.86	1.87	—	—	—	19.79	0.97	(c)	1.96	(c)	0.05	(c)	22	10.44	0

26	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods (†)			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (††)		Without expenses waived/ recovered (††)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Smaller Company Fund (cont’d)
Class R-6*
11/01/12	04/30/13	$19.28	$0.06	$2.50	$2.56	$(0.18)	$(1.39)	$(1.57)	$20.27	0.85	(c)	1.14	(c)	0.64	(c)	10	14.12	$0
11/01/11	10/31/12	20.30	0.14	1.49	1.63	(0.02)	(2.63)	(2.65)	19.28	0.85		1.15		0.72		13	9.85	0
08/15/11	10/31/11	19.44	0.01	0.85	0.86	—	—	—	20.30	0.85	(c)	1.24	(c)	0.17	(c)	36	4.42	0

(†)	The data for fiscal periods ending after October 31, 2012 are unaudited.
(††)	The ratio of expenses to average net assets includes the effects of expense offsets. If the expense offsets were excluded, the ratio would be equal to the ratio presented.
*	Per share amounts have been calculated using the daily average share method.
(a)	Not annualized for periods less than one year.
(b)	Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c)	Annualized.
(d)	Per share amount is less than $0.005.
(e)	The Eagle Growth & Income Fund changed its subadvisor effective June 1, 2011.

The accompanying notes are an integral part of the financial statements.	27

Notes to Financial Statements

(UNAUDITED)	04.30.2013

NOTE 1  |  Organization and investment objective  |  The Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust (each a “Trust” and collectively the “Trusts” or the “Eagle Family of Funds”) are organized as separate Massachusetts business trusts, and are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Members of the Boards of Trustees (“Boards”) for the Trusts may serve as Trustees for one or more of the Trusts. Each Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

•	The Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) (commenced operations on February 28, 2013) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation, and

•	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) (commenced operations on December 31, 2012) seeks capital appreciation, and

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings  |  Each Fund is authorized and currently offers Class A, C, I, R-3 and R-5 shares to qualified buyers. The Growth & Income Fund, the International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

•

For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5 and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2  |  Significant accounting policies

Use of estimates  |  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The quotation may be unreliable because the security is not actively traded;

28

Notes to Financial Statements

(UNAUDITED)	04.30.2013

•	Trading on the security halted before the close of the trading market;

•	Security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Boards at their regularly scheduled meetings. The Boards retain the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the Fund will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change

29

Notes to Financial Statements

(UNAUDITED)	04.30.2013

from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Short-term securities  |  The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/ amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

•

Investment companies  |  Investments in other investment companies are valued at their reported NAV. In addition, investments in exchange traded funds are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2013.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Capital Appreciation Fund
Domestic common stocks (a)	$320,928,265	$—	$320,928,265
Total investment portfolio	$320,928,265	$—	$320,928,265
Growth & Income Fund
Domestic common stocks (a)	$404,868,481	$—	$404,868,481
Total investment portfolio	$404,868,481	$—	$404,868,481

30

Notes to Financial Statements

(UNAUDITED)	04.30.2013

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund
Foreign common stocks
Advertising	$—	$14,277	$14,277
Aerospace/defense	—	29,272	29,272
Agriculture	—	45,200	45,200
Airlines	—	43,176	43,176
Auto manufacturers	—	236,290	236,290
Auto parts & equipment	—	110,743	110,743
Banks	—	420,680	420,680
Beverages	—	98,790	98,790
Biotechnology	—	77,933	77,933
Building materials	—	68,174	68,174
Chemicals	—	34,554	34,554
Commercial services	—	15,853	15,853
Computers	—	39,933	39,933
Cosmetics/personal care	—	17,832	17,832
Distribution/wholesale	—	333,349	333,349
Electric	—	48,906	48,906
Electronics	—	10,408	10,408
Engineering & construction	—	54,117	54,117
Entertainment	—	47,622	47,622
Food	—	75,778	75,778
Forest products & paper	—	8,995	8,995
Gas	—	6,538	6,538
Healthcare products	—	62,271	62,271
Healthcare services	—	18,892	18,892
Home builders	—	29,792	29,792
Home furnishings	—	11,682	11,682
Insurance	—	554,628	554,628
Lodging	—	8,904	8,904
Mining	—	17,658	17,658
Miscellaneous manufacturer	—	6,377	6,377
Oil & gas	—	133,433	133,433
Oil & gas services	—	5,793	5,793
Packaging & containers	—	6,760	6,760
Pharmaceuticals	—	262,928	262,928
Private equity	—	9,062	9,062
Real estate	—	34,948	34,948
Real estate investment trusts(REITs)	—	12,271	12,271
Retail	—	18,369	18,369
Semiconductors	—	6,527	6,527

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund (cont’d)
Software	$—	$10,589	$10,589
Telecommunications	—	343,117	343,117
Transportation	—	54,053	54,053
Total investment portfolio	$—	$3,446,474	$3,446,474
Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$35,961,062	$35,961,062
Mortgage and asset-backed securities	—	45,315,197	45,315,197
U.S. Treasuries	—	24,278,273	24,278,273
U.S. Government agency securities	—	5,446,112	5,446,112
Supranational banks	—	1,042,932	1,042,932
Total investment portfolio	$—	$112,043,576	$112,043,576
Mid Cap Growth Fund
Domestic common stocks (a)	$ 506,903,317	$ —	$506,903,317
Total investment portfolio	$ 506,903,317	$ —	$506,903,317
Mid Cap Stock Fund
Domestic common stocks (a)	$ 450,174,295	$ —	$450,174,295
Total investment portfolio	$ 450,174,295	$ —	$450,174,295
Small Cap Growth Fund
Domestic common stocks (a)	$3,295,626,382	$ —	$3,295,626,382
Total investment portfolio	$3,295,626,382	$ —	$3,295,626,382
Small Cap Stock Fund
Domestic common stocks (a)	$ 6,878,582	$ —	$ 6,878,582
Total investment portfolio	$ 6,878,582	$ —	$ 6,878,582
Smaller Company Fund
Domestic common stocks (a)	$ 87,417,973	$ —	$ 87,417,973
Investment companies	524,929	—	524,929
Holding companies	1,240,650	—	1,240,650
Total investment portfolio	$ 89,183,552	$ —	$ 89,183,552
(a) Please see the investment portfolio for detail by industry

During the period ended April 30, 2013, none of the Funds had any investment classified as Level 3 and there were no significant transfers in or out of levels 1, 2 or 3.

31

Notes to Financial Statements

(UNAUDITED)	04.30.2013

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes. Net realized gain (loss) from foreign currency transactions also includes the effect of any Brazilian IOF tax.

Forward foreign currency exchange contracts  |  Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency exchange contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. At April 30, 2013, none of the Funds held a repurchase agreement.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign capital gains taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds may accrue such taxes when the related income or tax gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses that are directly attributable to it, and certain other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder

32

Notes to Financial Statements

(UNAUDITED)	04.30.2013

services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains  |  Each Fund except the Investment Grade Bond Fund and the Growth & Income Fund distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund and the Growth & Income Fund are made monthly and quarterly, respectively. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

All dividends paid by the Funds from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid to shareholders from net investment income were as follows:

Distributions from net investment income	11/1/12 to 04/30/13	11/1/11 to 10/31/12
Capital Appreciation Fund
Class A	$755,280	$—
Class C	—	—
Class I	97,035	—
Class R-3	215	—
Class R-5	225,574	—
Growth & Income Fund
Class A	2,400,044	3,227,251
Class C	1,251,584	1,520,090
Class I	655,982	808,093
Class R-3	39,473	30,718
Class R-5	3,287	2,434
Class R-6	44	63
Investment Grade Bond Fund
Class A	288,017	746,484
Class C	31,048	227,963
Class I	35,065	71,307
Class R-3	89	400
Class R-5	16	39

Distributions from net investment income (cont’d)	11/1/12 to 04/30/13	11/1/11 to 10/31/12
Small Cap Growth Fund
Class A	$—	$—
Class C	—	—
Class I	509,544	—
Class R-3	—	—
Class R-5	49,029	—
Class R-6	344,748	—
Smaller Company Fund
Class A	62,795	—
Class C	—	—
Class I	489,714	29,572
Class R-3	527	—
Class R-5	30	4
Class R-6	27	2

Distributions paid to shareholders from net realized gains were as follows:

Distributions from net realized gains	11/1/12 to 04/30/13	11/1/11 to 10/31/12
Growth & Income Fund
Class A	$3,223,192	$6,921,356
Class C	2,285,085	4,328,785
Class I	780,909	858,710
Class R-3	57,965	45,466
Class R-5	3,124	545
Class R-6	55	131
Investment Grade Bond Fund
Class A	1,509,825	503,904
Class C	1,440,673	469,581
Class I	138,866	34,172
Class R-3	671	436
Class R-5	65	23
Mid Cap Growth Fund
Class A	8,276,297	—
Class C	3,374,447	—
Class I	2,852,287	—
Class R-3	298,730	—
Class R-5	1,077,505	—
Class R-6	29,351	—

33

Notes to Financial Statements

(UNAUDITED)	04.30.2013

Distributions from net realized gains (cont’d)	11/1/12 to 04/30/13	11/1/11 to 10/31/12
Mid Cap Stock Fund
Class A	$35,266,770	$ —
Class C	23,055,849	—
Class I	16,236,433	—
Class R-3	947,815	—
Class R-5	486,525	—
Class R-6	396	—
Smaller Company Fund
Class A	975,450	1,561,809
Class C	562,596	878,269
Class I	4,166,354	8,026,202
Class R-3	10,864	1,082
Class R-5	245	400
Class R-6	207	339

Offering costs  |  Offering costs of $88,129 and $127,995 associated with the formation of the International Stock Fund and the Small Cap Stock Fund were accounted for as a deferred charge and are amortized on a straight line basis over 12 months from the date of commencement of operations. For the period ended April 30, 2013, the International Stock Fund and the Small Cap Stock Fund amortized to expenses of $21,062 and $37,754, respectively, and as of April 30, 2013, $67,067 and $90,241, respectively, of offering cost remain deferred.

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |   Purchases and sales of securities  |  For the period ended April 30, 2013, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

	Purchases	Sales
Capital Appreciation Fund	$60,804,121	$85,170,360
Growth & Income Fund	86,856,817	70,187,422
International Stock Fund	3,322,404	—
Investment Grade Bond Fund
Long-Term Debt Securities	43,296,120	59,056,008

	Purchases	Sales
Long-Term U.S. Treasury Securities	$ 9,394,414	$ 8,931,221
Mid Cap Growth Fund	147,396,910	123,892,849
Mid Cap Stock Fund	83,074,565	225,341,257
Small Cap Growth Fund	767,337,909	551,032,133
Small Cap Stock Fund	7,064,942	407,832
Smaller Company Fund	10,873,631	7,867,328

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund was as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion	0.60%
	Over $1 billion	0.55%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60 0.45 0.40	% % %
International Stock Fund	All assets	0.85%
Investment Grade Bond Fund	All assets	0.30%
Mid Cap Growth Fund, Mid Cap Stock	First $500 million	0.60%
Fund, Small Cap Growth Fund,	$500 million to $1 billion	0.55%
Smaller Company Fund	Over $1 billion	0.50%
Small Cap Stock Fund	All assets	0.60%

For administrative services provided by the Manager, each Fund agreed to pay an administrative rate of 0.15% for Class A, Class C and Class R-3 shares and 0.10% for Class I, Class R-5 and Class R-6 shares.

Subadvisory fees  |  The Manager entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds.

The Manager entered into a subadvisory agreement with an unaffiliated party to serve as subadviser to the Capital Appreciation Fund.

The Manager entered into a subadivsory agreement with ClariVest Asset Management LLC (“ClariVest”), an affiliate of Eagle, to serve as subadvisor for the International Stock Fund.

34

Notes to Financial Statements

(UNAUDITED)	04.30.2013

Under this agreement, Eagle pays ClariVest an annualized rate of 0.85% on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

The Manager entered into a subadvisory agreement with Eagle Boston Investment Management, Inc. (“EBIM”), an affiliate of Eagle, to serve as subadviser for the Smaller Company Fund. Under this agreement, Eagle pays EBIM an annualized rate of 0.375% on the first $500 million of total assets, 0.35% on assets between $500 million and $1 billion, and 0.325% on all assets over $1 billion as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Distribution and service fees  |  Pursuant to the Class A, Class C and Class R-3 Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Eagle Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares. Each Fund is authorized to pay the Distributor distribution and services fees of 1% for Class C shares, and 0.50% for Class R-3 shares. The Funds do not incur any direct distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Eagle or any third party may make payments for the sale and distribution of Class I, Class R-5 or Class R-6 shares from its own resources.

Sales charges  |  For the period ended April 30, 2013, total front-end sales charges and CDSCs paid to the Distributor were as follows:

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class A	Class C
Capital Appreciation Fund	$54,322	$—	$770
Growth & Income Fund	189,110	659	1,315
International Stock Fund	182	—	—
Investment Grade Bond Fund	10,524	—	531

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class A	Class C
Mid Cap Growth Fund	$60,575	$—	$1,721
Mid Cap Stock Fund	65,857	20	5,169
Small Cap Growth Fund	266,885	—	4,427
Small Cap Stock Fund	33,825	—	124
Smaller Company Fund	7,482	—	61

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  For the period ended April 30, 2013, total agency brokerage commissions paid by the Funds and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Total agency brokerage commissions	Paid to Raymond James & Associates, Inc.
Capital Appreciation Fund	$101,012	$—
Growth & Income Fund	34,309	—
International Stock Fund	1,658	—
Investment Grade Bond Fund	—	—
Mid Cap Growth Fund	193,975	3,166
Mid Cap Stock Fund	91,076	21,630
Small Cap Growth Fund	757,510	1,500
Small Cap Stock Fund	2,420	32
Smaller Company Fund	10,619	349

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Eagle Fund Services, Inc. (“EFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. EFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. The amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	11/01/2012 to 4/30/2013
Capital Appreciation Fund Class A	$6,490
Capital Appreciation Fund Class C	2,200
Capital Appreciation Fund Class I	494
Capital Appreciation Fund Class R-3	21
Capital Appreciation Fund Class R-5	1,067

35

Notes to Financial Statements

(UNAUDITED)	04.30.2013

Shareholder servicing fees (cont’d)	11/01/2012 to 4/30/2013
Capital Appreciation Fund Class R-6	N/A
Growth & Income Fund Class A	$6,167
Growth & Income Fund Class C	4,257
Growth & Income Fund Class I	1,530
Growth & Income Fund Class R-3	112
Growth & Income Fund Class R-5	8
Growth & Income Fund Class R-6	—
International Stock Fund Class A (a)	13
International Stock Fund Class C (a)	18
International Stock Fund Class I (a)	—	(b)
International Stock Fund Class R-3 (a)	—	(b)
International Stock Fund Class R-5 (a)	—	(b)
International Stock Fund Class R-6 (a)	—
Investment Grade Bond Fund Class A	2,030
Investment Grade Bond Fund Class C	1,945
Investment Grade Bond Fund Class I	195
Investment Grade Bond Fund Class R-3	1
Investment Grade Bond Fund Class R-5	—	(b)
Investment Grade Bond Fund Class R-6	N/A
Mid Cap Growth Fund Class A	8,198
Mid Cap Growth Fund Class C	2,909
Mid Cap Growth Fund Class I	3,013
Mid Cap Growth Fund Class R-3	300
Mid Cap Growth Fund Class R-5	1,090
Mid Cap Growth Fund Class R-6	—
Mid Cap Stock Fund Class A	7,553
Mid Cap Stock Fund Class C	4,481
Mid Cap Stock Fund Class I	3,779
Mid Cap Stock Fund Class R-3	239
Mid Cap Stock Fund Class R-5	123
Mid Cap Stock Fund Class R-6	—
Small Cap Growth Fund Class A	25,419
Small Cap Growth Fund Class C	4,702
Small Cap Growth Fund Class I	47,848
Small Cap Growth Fund Class R-3	3,258
Small Cap Growth Fund Class R-5	8,782
Small Cap Growth Fund Class R-6	—
Small Cap Stock Fund Class A (c)	39
Small Cap Stock Fund Class C (c)	47
Small Cap Stock Fund Class I (c)	9
Small Cap Stock Fund Class R-3 (c)	—	(b)
Small Cap Stock Fund Class R-5 (c)	—	(b)
Small Cap Stock Fund Class R-6 (c)	—
Smaller Company Fund Class A	483

Shareholder servicing fees (cont’d)	11/01/2012 to 4/30/2013
Smaller Company Fund Class C	$268
Smaller Company Fund Class I	2,073
Smaller Company Fund Class R-3	6
Smaller Company Fund Class R-5	—	(b)
Smaller Company Fund Class R-6	—
(a) For the period February 28, 2013 (commencement of operations) to April 30, 2013. (b) Amount is rounded to zero. (c) For the period December 31, 2012 (commencement of operations) to April 30, 2013.

Expense limitations  |  Eagle has contractually agreed to reduce its fees and/or reimburse expenses to each class to the extent that the annual operating expense rate for each class of shares exceeds the following annualized rates as a percentage of average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I
Capital Appreciation Fund	1.40%	2.20%	0.95%
Growth & Income Fund	1.40%	2.20%	0.95%
International Stock Fund	1.75%	2.55%	1.15%
Investment Grade Bond Fund	0.85%	1.65%	0.60%
Mid Cap Growth Fund	1.50%	2.30%	0.95%
Mid Cap Stock Fund	1.50%	2.30%	0.95%
Small Cap Growth Fund	1.50%	2.30%	0.95%
Small Cap Stock Fund	1.50%	2.30%	0.95%
Smaller Company Fund	1.50%	2.30%	0.95%

Expense limitations rate schedule (cont’d)	Class R-3	Class R-5	Class R-6
Capital Appreciation Fund	1.65%	0.95%	N/A
Growth & Income Fund	1.65%	0.95%	0.85%
International Stock Fund	1.75%	1.15%	1.05%
Investment Grade Bond Fund	1.15%	0.60%	N/A
Mid Cap Growth Fund	1.70%	0.95%	0.85%
Mid Cap Stock Fund	1.70%	0.95%	0.85%
Small Cap Growth Fund	1.70%	0.95%	0.85%
Small Cap Stock Fund	1.70%	0.95%	0.85%
Smaller Company Fund	1.70%	0.95%	0.85%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed	11/1/2012 to 4/30/2013
International Stock Fund (a)	$70,464
International Stock Fund Class I (a)	1
International Stock Fund Class R-3 (a)	—	(c)

36

Notes to Financial Statements

(UNAUDITED)	04.30.2013

Expenses waived and/or reimbursed (cont’d)	11/1/2012 to 4/30/2013
International Stock Fund Class R-5 (a)	$1
International Stock Fund Class R-6 (a)	1
Investment Grade Bond Fund Class A	41,177
Investment Grade Bond Fund Class C	30,481
Investment Grade Bond Fund Class I	3,370
Investment Grade Bond Fund Class R-3	36
Investment Grade Bond Fund Class R-5	1
Mid Cap Stock Fund Class I	115,668
Mid Cap Stock Fund Class R-5	10,069
Small Cap Stock Fund (b)	129,327
Small Cap Stock Fund Class A (b)	1,772
Small Cap Stock Fund Class C (b)	107
Small Cap Stock Fund Class I (b)	21,916
Small Cap Stock Fund Class R-3 (b)	63
Small Cap Stock Fund Class R-5 (b)	1
Small Cap Stock Fund Class R-6 (b)	2
Smaller Company Fund	27,280
Smaller Company Fund Class I	55,881
Smaller Company Fund Class R-3	158
Smaller Company Fund Class R-5	3
Smaller Company Fund Class R-6	3
(a) For the period February 28, 2013 (commencement of operations) to April 30, 2013. (b) For the period December 31, 2012 (commencement of operations) to April 30, 2013. (c) Amount is rounded to zero.

A portion or all of a Fund’s fees and expenses reduced and/or reimbursed by the Manager in prior fiscal years may be recoverable by Eagle prior to their expiration date. Eagle must recover from the same class of shares any previously reduced and/or reimbursed fees and expenses within two years from the Fund’s fiscal year-end during which the fees and expenses where originally reduced and/or reimbursed. Previously reduced and/or reimbursed fees and expenses are recovered by Eagle when expenses in the current fiscal year fall below the expense rate limitation then in effect. The following table shows the amounts that Eagle may be allowed to recover by class of shares and the date in which these amounts will expire.

Recoverable expenses	10/31/2015		10/31/2014	10/31/2013
International Stock Fund	$70,464		$N/A	$N/A
International Stock Fund Class I	1		N/A	N/A
International Stock Fund Class R-3	—	(a)	N/A	N/A
International Stock Fund Class R-5	1		N/A	N/A
International Stock Fund Class R-6	1		N/A	N/A
Investment Grade Bond Fund	—		—	1

Recoverable expenses (cont’d)	10/31/2015	10/31/2014	10/31/2013
Investment Grade Bond Fund Class A	$41,177	$124,126	$96,010
Investment Grade Bond Fund Class C	30,481	94,101	71,573
Investment Grade Bond Fund Class I	3,370	8,350	4,295
Investment Grade Bond Fund Class R-3	36	131	124
Investment Grade Bond Fund Class R-5	1	3	142
Mid Cap Stock Fund Class I	115,668	—	—
Mid Cap Stock Fund Class R-5	10,069	—	—
Small Cap Stock Fund	129,327	N/A	N/A
Small Cap Stock Fund Class A	1,772	N/A	N/A
Small Cap Stock Fund Class C	107	N/A	N/A
Small Cap Stock Fund Class I	21,916	N/A	N/A
Small Cap Stock Fund Class R-3	63	N/A	N/A
Small Cap Stock Fund Class R-5	1	N/A	N/A
Small Cap Stock Fund Class R-6	2	N/A	N/A
Smaller Company Fund	27,280	57,411	87,392
Smaller Company Fund Class I	55,881	86,779	77,351
Smaller Company Fund Class R-3	158	—	—
Smaller Company Fund Class R-5	3	8	1
Smaller Company Fund Class R-6	3	7	1
(a) Amount is rounded to zero.

The Manager recovered previously waived expenses as follows:

Recovered fees previously waived	11/1/2012 to 4/30/2013
Growth & Income Fund Class R-6	$1
Mid Cap Stock Fund Class R-6	2

Trustees and officers compensation  |  Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are allocated on a pro rata basis among each Fund in the Eagle Family of Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain officers of the Eagle Family of Funds may also be officers and/or directors of Eagle. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Eagle Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends

37

Notes to Financial Statements

(UNAUDITED)	04.30.2013

to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2009 to October 31, 2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

NOTE 6  |  Fund Reorganization  |  After the close of business on January 20, 2012, the Growth & Income Fund acquired the net assets of the Eagle Large Cap Core Fund (“Large Cap Core Fund”) pursuant to a Plan of Reorganization and Termination as approved by the Board of Trustees of Eagle Series Trust on August 16, 2011. The purpose of this merger was to combine funds managed by Eagle Asset Management, Inc. with substantially similar investment objectives, although they employed different investment policies and strategies to reach those objectives. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange resulting in the Growth & Income Fund issuing 601,815 Class A shares, 588,982 Class C shares, 372,654 Class I shares and 1,595 Class R-5 shares (valued at $7,847,558, $7,436,436, $4,853,721 and $20,748, respectively) in exchange for 560,928 Class A shares, 539,815 Class C shares, 342,710 Class I shares and 1,455 Class R-5 shares of the Large Cap Core Fund. The securities held by the Large Cap Core Fund, with a fair value of $20,270,102 and identified cost of $19,073,144 at January 20, 2012, were the principal assets acquired by the Growth & Income Fund. For financial reporting purposes, assets received and shares issued by the Growth & Income Fund were recorded at fair value; however, the cost basis of the investments from the Large Cap Core Fund was carried forward to align ongoing reporting of the Growth & Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Large Cap Core Fund’s net assets at the merger date of $20,158,463, including $1,196,958 of unrealized appreciation, were combined with those of the Growth & Income Fund. Assuming the acquisition had been completed on November 1, 2011, the beginning of the annual reporting period of the Growth & Income Fund, pro forma results of operations for the fiscal year ended October 31, 2012 would include net investment income of $6,172,310, and net realized and unrealized gain on investments of $29,708,120, resulting in an increase in net assets from operations of $35,880,430. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Core Fund that have been included in the Growth & Income Fund‘s statement of operations since the merger date, January, 20, 2012. Prior to the combination, the net assets of the Growth & Income Fund totaled $255,648,243. Immediately after the combination, the net assets of the Growth & Income Fund totaled $275,806,706.

NOTE 7  |  Subsequent events  |  The Board of Trustees of the Eagle Capital Appreciation Fund approved a change of subadviser for the Fund from Goldman Sachs Asset Management L.P. (“GSAM”) to ClariVest Asset Management LLC (“ClariVest”), pending shareholder approval of a new subadvisory agreement between Eagle Asset Management, Inc. (“Eagle”) and ClariVest (the “New Agreement”).

The New Agreement will be on substantially the same terms as the subadvisory agreement between Eagle and GSAM, except that the fee that Eagle will pay to ClariVest will be higher than the fee Eagle currently pays to GSAM. However, the advisory fee that the Fund pays to Eagle will not change and there will be no corresponding increase in the expenses paid by shareholders. Eagle currently owns a 45% interest in ClariVest and, under certain circumstances, may increase its ownership interest in future years.

Shareholders of record as of April 5, 2013 (“Record Date”) are eligible to vote on the New Agreement at a special meeting of shareholders currently adjourned to June 28, 2013, or any adjournment thereof (the “Special Meeting”). GSAM will continue to serve as the Fund’s subadviser until the Special Meeting. If the New Agreement is approved at the Special Meeting, GSAM will cease to serve as subadviser to the Fund and ClariVest will begin serving as the Fund’s subadviser. If shareholders do not approve the New Agreement, GSAM will cease to serve as subadviser to the Fund and Eagle will manage the Fund directly.

In addition, shareholders are being asked to elect a new trustee, Lincoln Kinnicutt, to the Fund’s Board of Trustees (“Board”). If elected, Mr. Kinnicutt would serve as an “Independent Trustee” effective upon the termination of GSAM. Mr. Kinnicutt also serves as an Independent Trustee on the boards of the other mutual funds in the Eagle Family of Funds.

38

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2013

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment in each Fund on November 1, 2012, and held through April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the year, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses paid during period (a)	Annualized expense ratio (%)

Capital Appreciation Fund
Class A	$1,000.00	$1,142.70	$6.64	1.25
Class C	1,000.00	1,138.60	10.45	1.97
Class I	1,000.00	1,144.60	4.84	0.91
Class R-3	1,000.00	1,140.20	8.54	1.61
Class R-5	1,000.00	1,144.30	5.00	0.94
Growth & Income Fund
Class A	1,000.00	1,160.80	5.84	1.09
Class C	1,000.00	1,156.20	9.84	1.84
Class I	1,000.00	1,162.60	4.34	0.81
Class R-3	1,000.00	1,159.20	7.50	1.40
Class R-5	1,000.00	1,162.60	3.86	0.72
Class R-6	1,000.00	1,162.30	4.50	0.84
International Stock Fund (b)
Class A	1,000.00	1,052.50	2.50	1.46
Class C	1,000.00	1,051.10	3.79	2.21
Class I	1,000.00	1,053.20	1.97	1.15
Class R-3	1,000.00	1,051.80	3.00	1.75
Class R-5	1,000.00	1,053.20	1.97	1.15
Class R-6	1,000.00	1,053.20	1.80	1.05
Investment Grade Bond Fund
Class A	1,000.00	1,007.10	4.23	0.85
Class C	1,000.00	1,003.00	8.19	1.65
Class I	1,000.00	1,008.30	2.99	0.60
Class R-3	1,000.00	1,005.60	5.72	1.15
Class R-5	1,000.00	1,008.20	2.99	0.60
Mid Cap Growth Fund
Class A	1,000.00	1,175.60	6.53	1.21
Class C	1,000.00	1,171.50	10.39	1.93
Class I	1,000.00	1,177.60	4.70	0.87
Class R-3	1,000.00	1,174.20	8.09	1.50
Class R-5	1,000.00	1,177.40	4.86	0.90
Class R-6	1,000.00	1,178.20	4.27	0.79
Mid Cap Stock Fund
Class A	1,000.00	1,154.90	6.73	1.26
Class C	1,000.00	1,151.30	10.61	1.99
Class I	1,000.00	1,157.00	5.08	0.95
Class R-3	1,000.00	1,153.50	8.17	1.53
Class R-5	1,000.00	1,156.50	5.08	0.95
Class R-6	1,000.00	1,157.50	4.39	0.82

39

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2013

Actual (cont’d)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses paid during period (a)	Annualized expense ratio (%)

Small Cap Growth Fund
Class A	$1,000.00	$1,147.80	$5.91	1.11
Class C	1,000.00	1,143.60	9.73	1.83
Class I	1,000.00	1,149.30	4.26	0.80
Class R-3	1,000.00	1,146.00	7.34	1.38
Class R-5	1,000.00	1,149.20	4.21	0.79
Class R-6	1,000.00	1,150.30	3.68	0.69
Small Cap Stock Fund (c)
Class A	1,000.00	1,111.30	5.21	1.50
Class C	1,000.00	1,107.80	7.97	2.30
Class I	1,000.00	1,113.40	3.30	0.95
Class R-3	1,000.00	1,109.90	5.90	1.70
Class R-5	1,000.00	1,112.00	3.30	0.95
Class R-6	1,000.00	1,112.70	2.96	0.85
Smaller Company Fund
Class A	1,000.00	1,138.30	7.21	1.36
Class C	1,000.00	1,134.20	11.22	2.12
Class I	1,000.00	1,140.60	5.04	0.95
Class R-3	1,000.00	1,136.50	8.90	1.68
Class R-5	1,000.00	1,140.80	5.04	0.95
Class R-6	1,000.00	1,141.20	4.51	0.85

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

(b) Actual number of days in period is 61 for calculation.

(c) Actual number of days in period is 120 for calculation.

Hypothetical example for comparison purposes  |  All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2012 through April 30, 2013 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses paid during period (a)	Annualized expense ratio (%)

Capital Appreciation Fund
Class A	$1,000.00	$1,018.60	$6.26	1.25
Class C	1,000.00	1,015.03	9.84	1.97
Class I	1,000.00	1,020.28	4.56	0.91
Class R-3	1,000.00	1,016.81	8.05	1.61
Class R-5	1,000.00	1,020.13	4.71	0.94
Growth & Income Fund
Class A	1,000.00	1,019.39	5.46	1.09
Class C	1,000.00	1,015.67	9.20	1.84
Class I	1,000.00	1,020.78	4.06	0.81
Class R-3	1,000.00	1,017.85	7.00	1.40
Class R-5	1,000.00	1,021.22	3.61	0.72
Class R-6	1,000.00	1,020.63	4.21	0.84
International Stock Fund
Class A	1,000.00	1,017.55	7.30	1.46
Class C	1,000.00	1,013.84	11.04	2.21
Class I	1,000.00	1,019.09	5.76	1.15
Class R-3	1,000.00	1,016.12	8.75	1.75
Class R-5	1,000.00	1,019.09	5.76	1.15
Class R-6	1,000.00	1,019.59	5.26	1.05

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2013

Hypothetical (cont’d)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses paid during period (a)	Annualized expense ratio (%)

Investment Grade Bond Fund
Class A	$1,000.00	$1,020.58	$4.26	0.85
Class C	1,000.00	1,016.61	8.25	1.65
Class I	1,000.00	1,021.82	3.01	0.60
Class R-3	1,000.00	1,019.09	5.76	1.15
Class R-5	1,000.00	1,021.82	3.01	0.60
Mid Cap Growth Fund
Class A	1,000.00	1,018.79	6.06	1.21
Class C	1,000.00	1,015.22	9.64	1.93
Class I	1,000.00	1,020.48	4.36	0.87
Class R-3	1,000.00	1,017.36	7.50	1.50
Class R-5	1,000.00	1,020.33	4.51	0.90
Class R-6	1,000.00	1,020.88	3.96	0.79
Mid Cap Stock Fund
Class A	1,000.00	1,018.55	6.31	1.26
Class C	1,000.00	1,014.93	9.94	1.99
Class I	1,000.00	1,020.08	4.76	0.95
Class R-3	1,000.00	1,017.21	7.65	1.53
Class R-5	1,000.00	1,020.08	4.76	0.95
Class R-6	1,000.00	1,020.73	4.11	0.82
Small Cap Growth Fund
Class A	1,000.00	1,019.29	5.56	1.11
Class C	1,000.00	1,015.72	9.15	1.83
Class I	1,000.00	1,020.83	4.01	0.80
Class R-3	1,000.00	1,017.95	6.90	1.38
Class R-5	1,000.00	1,020.88	3.96	0.79
Class R-6	1,000.00	1,021.37	3.46	0.69

Small Cap Stock Fund
Class A	1,000.00	1,017.36	7.50	1.50
Class C	1,000.00	1,013.39	11.48	2.30
Class I	1,000.00	1,020.08	4.76	0.95
Class R-3	1,000.00	1,016.36	8.50	1.70
Class R-5	1,000.00	1,020.08	4.76	0.95
Class R-6	1,000.00	1,020.58	4.26	0.85
Smaller Company Fund
Class A	1,000.00	1,018.05	6.81	1.36
Class C	1,000.00	1,014.28	10.59	2.12
Class I	1,000.00	1,020.08	4.76	0.95
Class R-3	1,000.00	1,016.46	8.40	1.68
Class R-5	1,000.00	1,020.08	4.76	0.95
Class R-6	1,000.00	1,020.58	4.26	0.85

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

41

Principal Risks

(UNAUDITED)

Additional Informational About Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. Additionally, while the Portfolio Managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the Portfolio Managers’ investment strategy will enable a fund to achieve its investment objective. The following table identifies the risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

Risk	Capital Appreciation	Growth & Income	International Stock	Investment Grade Bond	Mid Cap Growth	Mid Cap Stock	Small Cap Growth	Small Cap Stock	Smaller Company
Call				X
Credit				X
Focused holdings	X
Foreign securities		X	X	X
Government sponsored enterprises				X
Growth stocks	X	X	X		X	X	X	X	X
High-yield securities				X
Inflation				X
Interest rates				X
Issuer and market				X
Liquidity			X	X
Market timing			X				X	X	X
Mid-cap companies	X	X			X	X	X	X	X
Mortgage- and asset-backed securities				X
Municipal securities				X
Other investments companies and ETFs			X					X	X
Portfolio turnover				X	X	X
Sectors	X
Small-cap companies					X	X	X	X	X
Stock market	X	X	X		X	X	X	X	X
Value stocks		X				X		X	X

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed-income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Credit  |  A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations.

Focused holdings  |  For funds that normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s net asset value (“NAV”) and total return.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there

42

Principal Risks

(UNAUDITED)

may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign security risk may also apply to ADRs, GDRs and EDRs. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting.

Government sponsored enterprises  |  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (3) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the Portfolio Manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies.

Interest rates  |  Investments in investment- grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

Issuer and market  |  Issuer and market risk is the risk that the prices of, and the income generated by, securities held by the fund may decline in response to certain events, such as general economic and market conditions, regional or global economic instability, interest rate fluctuations, and those events directly involving the issuers.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after

43

Principal Risks

(UNAUDITED)

the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager and transfer agent of the Funds monitor trading in each fund, there is no guarantee that they can detect all market timing activities.

Mid-Cap Companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies and ETFs  |  Investments in the securities of other investment companies and exchange-traded funds (“ETFs”), (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the Portfolio Manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in additional tax consequences to investors and adversely affect performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices.Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies

44

Principal Risks

(UNAUDITED)

also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that investsexclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

Stock market  |  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

45

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To enroll, please visit

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Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of the Eagle Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

727.567.8143  |  800.421.4184

Eagle Fund Distributors, Inc., Member FINRA  |  Not FDIC Insured  |  May Lose Value  |  No Bank Guarantee

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item. The procedures by which shareholders may recommend nominees to the Board are included in the Nominating Committee Charter for the Trust.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of June 19, 2013.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Eagle Capital Appreciation

Fund that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL APPRECIATION FUND
Date: June 19, 2013

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

EAGLE CAPITAL APPRECIATION FUND
Date: June 19, 2013

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 19, 2013

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer